                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS AUGUST 31, 2006 (UNAUDITED)

   PAR
 AMOUNT
  (000)    DESCRIPTION                                               COUPON     MATURITY        VALUE
--------   ----------------------------------------------------   -----------   --------   --------------
           MUNICIPAL BONDS 100.2%
           ALABAMA 1.5%
$  1,000   Alabama Spl Care Fac Fin Auth Methodist Home for
           the Aging                                                    6.300%  06/01/24   $    1,024,660
   8,055   Alabama St Indl Dev Auth Solid Waste Disp Rev
           Pine City Fiber Co (AMT)                                     6.450   12/01/23        8,240,829
   4,500   Alabama St Indl Dev Auth Solid Waste Disp Rev
           Pine City Fiber Co (AMT) (GTY AGMT: Boise
           Cascade Corp)                                                6.450   12/01/23        4,595,850
   3,500   Alexander City, AL Spl Care Fac Fin Auth Med Fac
           Rev Russell Hosp Corp Ser A                                  5.750   12/01/36        3,632,825
   3,000   Butler, AL Indl Dev Brd Solid GA Pacific Corp
           Proj Rfdg (AMT)                                              5.750   09/01/28        3,065,910
   4,000   Colbert Cnty Northwest Auth Hlthcare Fac                     5.750   06/01/27        4,168,280
   3,280   Courtland, AL Indl Dev Brd Environmental Impt
           Rev Intl Paper Co Proj Ser A Rfdg (AMT)                      5.800   05/01/22        3,509,239
   7,000   Courtland, AL Indl Dev Brd Environmental Impt
           Rev Intl Paper Co Proj Ser B (AMT)                           6.250   08/01/25        7,640,500
   1,235   Courtland, AL Indl Dev Brd Solid Waste Disp
           Champion Intl Corp Proj Rfdg (AMT)                           6.000   08/01/29        1,284,733
   2,460   Huntsville Carlton Cove, AL Carlton Cove Inc
           Proj Ser A (a) (e)                                     8.000/5.200   11/15/19        1,445,250
   6,000   Huntsville Carlton Cove, AL Carlton Cove Inc
           Proj Ser A (e)                                         8.125/5.281   11/15/31        3,519,300
   4,000   Huntsville Redstone Vlg, AL Spl Care Fac Fin
           Auth Ser A                                                   8.125   12/01/26        4,256,240
   7,500   Huntsville Redstone Vlg, AL Spl Care Fac Fin
           Auth Ser A                                                   8.250   12/01/32        8,007,675
   1,250   Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)            6.350   05/15/35        1,343,787
  10,000   University AL Gen Rev Drivers Ser 529 (Inverse
           Floating Rate) (Acquired 10/05/04, Cost
           $10,301,478) (MBIA Insd) (a) (b)                             6.260   07/01/12       10,887,700
                                                                                           --------------
                                                                                               66,622,778
                                                                                           --------------
           ALASKA 0.4%
     830   Alaska Indl Dev & Expt Auth Upper Lynn Canal
           Regl Pwr (AMT)                                               5.800   01/01/18          812,412
   3,545   Alaska Indl Dev & Expt Auth Upper Lynn Canal
           Regl Pwr (AMT)                                               5.875   01/01/32        3,384,908
   2,000   Alaska Indl Dev & Expt Auth Williams Lynks AK
           Cargoport (AMT) (Acquired 05/17/01, Cost
           $2,000,451) (b)                                              8.125   05/01/31        2,139,840
   7,690   Juneau, AK City & Boro Nonrecourse Saint Ann's
           Care Ctr Proj                                                6.875   12/01/25        7,894,400
  31,900   Northern Tob Securitization Corp AK Tob
           Settlement Rev Cap Apprec First Sub Ser B                        *   06/01/46        2,917,893
  20,860   Northern Tob Securitization Corp AK Tob
           Settlement Rev Cap Apprec Second Sub Ser C                       *   06/01/46        1,732,632
                                                                                           --------------
                                                                                               18,882,085
                                                                                           --------------
           ARIZONA 3.3%
   5,000   Arizona Hlth Fac Auth Rev Terraces Proj Ser A                7.500   11/15/23        5,626,000
   9,000   Arizona Hlth Fac Auth Rev Terraces Proj Ser A                7.750   11/15/33       10,145,790
   6,850   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
           Grande Regl Med Ctr Ser A Rfdg                               7.250   12/01/19        7,524,108
   3,000   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
           Grande Regl Med Ctr Ser A Rfdg                               7.125   12/01/24        3,280,380
   6,750   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
           Grande Regl Med Ctr Ser A Rfdg                               7.625   12/01/29        7,472,857
   2,895   Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl
           Hlth Ctr Proj                                                7.750   12/01/30        3,208,210
   1,475   Coconino Cnty, AZ Pollutn Ctl Corp Rev Tucson
           Elec Pwr Navajo Ser A (AMT)                                  7.125   10/01/32        1,538,720
   5,925   Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty
           Northn AZ Proj                                               7.500   03/01/35        6,453,214
   1,000   Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty
           Northn AZ Proj                                               6.300   09/01/38        1,006,790
   7,245   Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty
           Northn AZ Ser A                                              6.200   09/01/28        7,310,205
   5,500   Maricopa Cnty, AZ Indl Dev Auth Multi-Family Hsg
           Rev Natl Hlth Fac II Proj Ser B (Acquired
           01/05/98, Cost $5,500,000) (b) (f)                           6.625   07/01/33        5,285,830
   2,630   Maricopa Cnty, AZ Indl Dev Christian Care Mesa
           Inc Proj Ser A (Prerefunded @ 04/01/07)                      7.750   04/01/15        2,739,382
  11,745   Maricopa Cnty, AZ Indl Dev Christian Care Mesa
           Inc Proj Ser A (Prerefunded @ 04/01/07)                      7.875   04/01/27       12,241,461
   5,200   Peoria, AZ Indl Dev Auth Rev Sierra Winds Life
           Ser A Rfdg                                                   6.375   08/15/29        5,384,340
   3,500   Peoria, AZ Indl Dev Auth Rev Sierra Winds Life
           Ser A Rfdg                                                   6.500   08/15/31        3,633,665
   7,500   Phoenix, AZ Civic Impt Corp Excise Tax Rev Rites
           PA Ser 1373 (Inverse Floating Rate) (Acquired
           05/02/06, Cost $8,124,300) (FGIC Insd) (a) (b)               7.354   07/01/41        8,748,150

   4,225   Pima Cnty, AZ Indl Dev Auth Ed Fac Premier & Air
           Co                                                           7.000   09/01/35        4,279,756
   2,905   Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur
           Charter Sch Proj (a)                                         7.750   08/01/33        2,955,082
   3,840   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Choice Ed
           & Dev Corp Proj                                              6.375   06/01/36        3,903,590
   3,030   Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones
           Charter Sch Dist (a)                                         7.500   11/01/33        3,093,872
   1,000   Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones
           Charter Sch Proj                                             6.750   11/01/33        1,017,150
   4,345   Pima Cnty, AZ Indl Dev Auth Fac Rev Desert
           Heights Charter Sch (a)                                      7.500   08/01/33        4,529,315
   3,500   Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech
           High Sch Proj                                                7.500   02/01/34        3,547,950
   6,750   Pima Cnty, AZ Indl Dev Auth Rev La Posada at
           Park Ctr Ser A                                               7.000   05/15/27        6,951,420
     875   Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist
           Assmt Rev                                                    6.500   12/01/12          889,639
   1,000   Sundance Cmnty Fac Dist AZ (Acquired 09/17/04,
           Cost $1,000,000) (b)                                         6.250   07/15/29        1,093,720
   3,441   Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt
           Rev No 2 (Acquired 04/29/03, Cost $3,460,069) (b)            7.125   07/01/27        3,848,346
     892   Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt
           Rev No 3                                                     6.500   07/01/29          974,448
   3,130   Tucson, AZ Multi-Family Rev Hsg Catalina Asstd
           Living Ser A (AMT)                                           6.500   07/01/31        2,725,760
   7,600   Verrado Cmnty Fac Dist No 1 AZ                               6.500   07/15/27        8,175,548
   4,000   Vistancia Cmnty Fac Dist AZ                                  6.750   07/15/22        4,339,440
   4,000   Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev
           Yavapai Regl Med Ctr Ser A                                   6.000   08/01/33        4,309,960
                                                                                           --------------
                                                                                              148,234,098
                                                                                           --------------
           CALIFORNIA 7.5%
     960   Abag Fin Auth For Nonprofit Corps CA Ctf Partn
           (Prerefunded @ 11/15/08)                                     6.375   11/15/15        1,010,563
   3,455   Abag Fin Auth For Nonprofit Corps CA Ctf Partn
           (Prerefunded @ 11/15/08)                                     6.375   11/15/28        3,721,346
   1,000   Abag Fin Auth Nonprofit Corp CA American Baptist
           Homes Ser A Rfdg                                             5.850   10/01/27        1,012,540
   3,200   Abag Fin Auth Nonprofit Corp CA American Baptist
           Homes Ser A Rfdg                                             6.200   10/01/27        3,272,832
   4,165   Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty
           Fac Dist No 2002-1 (LOC: American Express Co.)               6.500   09/01/33        4,433,059
   4,935   Beaumont, CA Fin Auth Loc Agy Rev Ser A                      7.000   09/01/33        5,530,408
   1,875   Beaumont, CA Fin Auth Loc Agy Rev Ser D                      5.800   09/01/35        1,982,081
   3,000   Blythe, CA Redev Agy Proj                                    5.750   05/01/34        3,155,370
   1,500   Brentwood, CA Infrastructure CIFP 2004-1                     5.875   09/02/34        1,545,750
   5,950   California Cnty, CA Tob Securitization Agy Tob
           Cap Apprec Stanislaus Sub Ser B                                  *   06/01/46          521,339
  20,000   California Cnty, CA Tob Securitization Agy Tob
           Cap Apprec Stanislaus Sub Ser C                                  *   06/01/55          824,200
  20,000   California Cnty, CA Tob Securitization Agy Tob
           Cap Apprec Stanislaus Sub Ser D                                  *   06/01/55          636,000
   5,000   California Cnty, CA Tob Securitization Agy Tob
           LA Cnty (d)                                                0/5.450   06/01/28        4,150,400
   5,000   California Cnty, CA Tob Securitization Agy Tob
           LA Cnty (d)                                                0/5.600   06/01/36        4,145,900
   2,020   California Ed Fac Auth Rev Pacific Graduate Sch
           of Psych (Acquired 06/07/96, Cost $2,082,357)
           (a) (b)                                                      8.000   11/01/21        2,068,036
  10,450   California Hlth Fac Fin Auth Rev Hlth Fac
           Adventist Hlth Sys Ser A                                     5.000   03/01/33       10,656,074
   5,000   California St                                                5.250   02/01/29        5,279,500
   5,000   California St                                                5.000   02/01/33        5,157,500
   5,000   California St Drivers Ser 519 (Inverse Floating
           Rate) (Acquired 09/22/04, Cost $5,214,564) (MBIA
           Insd) (a) (b)                                                6.270   02/01/31        5,374,350
   7,600   California St Rites PA 1396 A (Inverse Floating
           Rate) (Acquired 08/08/06, Cost $8,871,024) (a) (b)           7.140   09/01/26        9,240,992
   5,000   California St Rols RR II R 624 (Inverse Floating
           Rate) (Acquired 08/21/06, Cost $6,235,456) (a) (b)           9.318   03/01/34        5,873,200
     150   California St (Prerefunded @ 09/01/10)                       5.250   09/01/26          159,979
   2,815   California Statewide Cmnty Dev Auth Multi-Family
           Rev Hsg Heritage Pointe Sr Apt Ser QQ (AMT)
           (Acquired 02/19/02, Cost $2,807,963) (b)                     7.500   10/01/26        2,903,560
   4,000   California Statewide Cmnty Dev Auth Rev Elder
           Care Alliance Ser A                                          8.000   11/15/22        4,364,160
   2,500   California Statewide Cmnty Dev Auth Rev Notre
           Dame De Namur Univ                                           6.625   10/01/33        2,678,900
   2,000   California Statewide Cmnty Dev Auth Rev Notre
           Dame De Namur Univ                                           6.500   10/01/23        2,144,360
   4,750   California Statewide Cmnty Dev Auth Rev San
           Francisco Art Institute (Acquired 07/05/02, Cost
           $4,750,000) (b)                                              7.375   04/01/32        5,056,897
   5,500   California Statewide Cmnty Dev Auth Rev Thomas
           Jefferson Sch of Law (Prerefunded @ 10/01/11)                7.750   10/01/31        6,468,000
   3,220   California Statewide Cmnty Hosp Napa Vly Proj Ser A          7.000   01/01/34        3,370,149

   2,000   California Statewide Cmnty Insd Hlth Fac LA
           Jewish Home (CA MTG Insd)                                    5.500   11/15/33        2,127,460
   1,360   Chino, CA Fac Dist No 3 Impt Area 1                          5.750   09/01/34        1,421,567
   2,850   Contra Costa Cnty, CA Multi-Family Hsg Rev (AMT)
           (Acquired 06/08/99, Cost $2,850,000) (b)                     6.750   12/01/30        2,982,952
   1,500   Corona Norco, CA Uni Sch D Ser A                             5.700   09/01/29        1,549,560
   1,905   Fontana, CA Spl Tax Cmnty Fac Dist No 11 Ser B               6.500   09/01/28        2,044,884
   3,695   Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra              5.850   09/01/25        3,913,744
   3,000   Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra              6.000   09/01/34        3,184,650
  10,000   Golden St Tob Securitization Corp CA Tob
           Settlement Rev Ser A (AMBAC Insd)                            5.000   06/01/45       10,321,100
  10,000   Golden St Tob Securitization Corp CA Tob
           Settlement Rev Ser A                                         5.000   06/01/35       10,420,100
   2,250   Golden St Tob Securitization Corp CA Tob
           Settlement Rev Ser A-1                                       6.625   06/01/40        2,519,910
  12,690   Golden St Tob Securitization Rites PA 1388
           (Inverse Floating Rate) (Acquired 07/14/06, Cost
           $12,479,727) (a) (b)                                         5.633   06/01/45       13,256,735
  15,685   Golden St Tob Securitization Ser 2003 A-1                    6.750   06/01/39       17,708,679
   1,000   Imperial Beach, CA Pub Palm Ave Coml Redev Proj
           Ser A                                                        5.850   06/01/28        1,053,870
   3,000   Imperial Beach, CA Pub Palm Ave Coml Redev Proj
           Ser A                                                        6.000   06/01/33        3,171,900
   1,500   Indio, CA Redev Agy Tax Alloc Sub Merged Proj
           Area Ser B                                                   6.375   08/15/33        1,633,455
   1,000   Indio, CA Redev Agy Tax Alloc Sub Merged Proj
           Area Ser B                                                   6.500   08/15/34        1,097,090
   1,000   Irvine, CA Impt Bd Act 1915 Assmt Dist No 00 18
           Grp 4                                                        5.375   09/02/26        1,031,940
   1,500   Irvine, CA Impt Bd Act 1915 Assmt Dist No 03 19
           Grp 2                                                        5.500   09/02/29        1,547,610
   4,000   Jurupa, CA Cmnty Svcs Dist Spl Cmnty Fac Dist No
           4 Ser A                                                      5.700   09/01/34        4,130,560
   3,500   La Verne, CA Ctf Partn Brethren Hillcrest Homes
           Ser B                                                        6.625   02/15/25        3,857,210
   2,230   Lake Elsinore, CA Pub Fin Auth Loc Agy Rev Ser F             7.100   09/01/20        2,337,330
   2,265   Lincoln, CA Spl Tax Cmnty Fac Dist No 2003 Ser 1             6.000   09/01/34        2,418,250
   2,100   Los Angeles, CA Hbr Dept Rev Rites PA 1397 Ser B
           (Inverse Floating Rate)                                      7.320   08/01/23        2,608,347
   3,515   Los Angeles, CA Hbr Dept Rev Rites PA 1397 Ser C
           (Inverse Floating Rate)                                      7.320   08/01/24        4,365,876
     655   Los Angeles, CA Cmnty Fac Dist Spl Tax No 3
           Cascades Business Pk                                         6.400   09/01/22          677,715
   6,595   Millbrae, CA Residential Fac Rev Magnolia of
           Millbrae Proj Ser A (AMT)                                    7.375   09/01/27        6,880,102
   1,000   Moreno Valley, CA Spl Tax Towngate Cmnty Fac
           Dist 87-1                                                    7.125   10/01/23        1,001,980
   2,000   Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt
           Area Ser B                                                   6.000   09/01/34        2,129,880
   3,645   Norco, CA Spl Tax Cmnty Fac Dist No 01-1
           (Prerefunded @ 09/01/12)                                     6.750   09/01/22        4,320,236
     955   Oakley, CA Pub Fin Auth Rev                                  6.000   09/02/28          985,044
     955   Oakley, CA Pub Fin Auth Rev                                  6.000   09/02/34          985,025
   4,000   Perris, CA Cmnty Fac Dist Spl Tax No 01-2 Ser A              6.375   09/01/32        4,342,640
   1,860   Perris, CA Pub Fin Auth Loc Agy Rev Ser D                    7.875   09/01/25        1,884,571
   2,700   Reedley, CA Ctf Partn (Prerefunded @ 10/01/06)               7.500   10/01/26        2,761,317
   1,845   Riverside, CA Uni Sch Dist Tax Cmnty Fac Dist 15
           Impt Area 1                                                  5.600   09/01/34        1,904,243
   1,375   San Diego, CA Cmnty Fac Dist Spl Tax No 3 Ser A
           (Acquired 06/30/06, Cost $1,375,000) (b)                     5.700   09/01/26        1,392,174
   4,000   San Diego, CA Cmnty Fac Dist Spl Tax No 3 Ser A
           (Acquired 06/30/06, Cost $4,000,000) (b)                     5.750   09/01/36        4,050,760
   2,000   San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey
           Hwy 101                                                      6.600   09/01/27        2,183,480
   2,630   San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey
           Hwy 101                                                      6.650   09/01/32        2,863,281
   8,120   San Jose, CA Multi-Family Hsg Rev Helzer Courts
           Apt Ser A (AMT)                                              6.400   12/01/41        8,214,354
   1,000   San Marcos, CA Pub Fac Auth Ser A                            5.650   09/01/36        1,032,140
  10,000   San Marcos, CA Pub Fac Auth Ser B                            6.200   09/01/35       10,491,200
   7,000   Southern CA Logistics Arpt Auth Proj
           (Prerefunded @ 12/01/13)                                     6.250   12/01/33        8,014,440
   4,000   Temecula, CA Pub Fin Auth Spl Tax Roripaugh
           Cmnty Fac Dist 03 2                                          5.500   09/01/36        4,035,200
  10,000   Tobacco Securitization Auth Northn CA Tob
           Settlement Rev Ser A-1                                       5.500   06/01/45       10,328,500
   7,500   Tobacco Securitization Auth Southn CA Tob
           Settlement Rites PA 1390 A (Inverse Floating
           Rate) (Acquired 07/14/06, Cost $6,932,175) (a) (b)           5.742   06/01/37        7,506,750
  11,595   Tobacco Securitization Auth Southn CA Tob
           Settlement Rites PA 1390 B (Inverse Floating
           Rate) (Acquired 07/14/06, Cost $10,740,217) (a) (b)          5.992   06/01/46       11,605,435
   1,665   Torrance, CA Hosp Rev Torrance Mem Med Ctr Ser A             5.500   06/01/31        1,749,699
   1,600   Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med
           Ctr Inc                                                      5.375   10/15/34        1,669,600
   1,000   Upland, CA Cmnty Fac Dist 2003 San Antonio Impt 1 A          5.900   09/01/24        1,060,180

   1,500   Upland, CA Cmnty Fac Dist 2003 San Antonio Impt 1 A          6.000   09/01/34        1,582,695
   7,115   Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev
           Jr Lien Rfdg                                                 6.250   10/01/28        7,479,146
   2,000   Vallejo, CA Ctf Partn Touro Univ                             7.250   06/01/16        2,136,440
   3,765   Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt
           Dist Ser A                                                   5.800   09/01/31        3,862,702
   4,000   Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake            6.250   09/01/34        4,387,240
   1,060   Yuba City, CA Redev Agy Tax Hsg Set Aside Ser B (a)          6.000   09/01/31        1,131,709
   1,880   Yuba City, CA Redev Agy Tax Hsg Set Aside Ser B (a)          6.000   09/01/39        1,999,530
                                                                                           --------------
                                                                                              334,091,632
                                                                                           --------------
           COLORADO 3.7%
   2,175   Antelope Heights Met Dist CO                                 8.000   12/01/23        2,395,110
   1,540   Arvada, CO Multi-Family Rev Hsg Arvada
           Nightingale Proj Rfdg (AMT) (Acquired 04/16/99,
           Cost $1,561,191) (b)                                         6.250   12/01/18        1,541,093
   1,060   Beacon Pt Met Dist CO Ser A                                  6.125   12/01/25        1,123,589
   1,005   Beacon Pt Met Dist CO Ser A                                  6.250   12/01/35        1,069,089
   1,845   Bradburn Met Dist No 3 CO                                    7.500   12/01/33        2,046,806
   1,890   Briargate Ctr Business Impt Dist CO Ser A                    7.450   12/01/32        2,021,204
   4,000   Bromley Pk Met Dist CO No 2                                  8.050   12/01/32        4,313,520
   2,000   Bromley Pk Met Dist CO No 2 Ser B                            8.050   12/01/32        2,156,760
   4,720   Broomfield Vlg Met Dist No 2 CO Impt Rfdg                    6.250   12/01/32        4,751,152
   4,835   Colorado Ed & Cultural Fac Auth Rev Charter Sch
           Frontier Academy                                             7.375   06/01/31        5,172,435
   2,500   Colorado Ed & Cultural Fac Auth Rev Charter Sch
           Platte Academy Ser A (Prerefunded @ 03/01/10)                7.250   03/01/32        2,796,250
   1,005   Colorado Ed & Cultural Fac Auth Rev Denver
           Academy Ser A Rfdg                                           7.000   11/01/23        1,122,484
     810   Colorado Ed & Cultural Fac Auth Rev Denver
           Academy Ser A Rfdg                                           7.125   11/01/28          904,017
   2,100   Colorado Ed & Cultural Fac Montessori Sch of
           Denver Proj                                                  7.500   06/01/22        2,339,631
   1,100   Colorado Hlth Fac Auth Hlth & Residential Care
           Fac Volunteers of Amer Ser A                                 6.000   07/01/29        1,121,802
   1,000   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser A           6.250   08/15/13          999,900
   5,500   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser A           6.375   08/15/24        5,479,430
   1,000   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser B           6.500   08/15/27          993,960
   3,000   Colorado Hlth Fac Auth Rev Christian Living
           Campus Ser A                                                 6.750   01/01/30        3,008,880
   1,590   Colorado Hlth Fac Auth Rev Christian Living
           Campus Ser A                                                 6.850   01/01/15        1,615,790
   1,000   Colorado Hlth Fac Auth Rev Evangelical Lutheran
           Ser A                                                        5.250   06/01/34        1,037,480
   4,250   Colorado Hlth Fac Auth Rev Impt Volunteers Ser A
           Rfdg                                                         5.875   07/01/28        4,308,437
     460   Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
           Ter Ser A                                                    6.800   07/01/09          479,766
   3,250   Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
           Ter Ser A (Prerefunded @ 07/01/07) (a)                       7.250   07/01/22        3,401,515
     290   Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)          6.800   04/01/30          291,090
   3,000   Cottonwood Wtr & Santn Dist CO Ser A Rfdg                    7.750   12/01/20        3,080,370
   3,210   Cross Creek Met Dist No 2 CO Ltd Tax Rfdg                    6.125   12/01/37        3,242,357
   6,250   Denver, CO City & Cnty Arpt Rev Drivers Ser 1450
           (Inverse Floating Rate) (Acquired 08/11/06, Cost
           $7,491,625) (b)                                              8.823   05/15/14        7,687,125
   6,250   Denver, CO Convention Ctr Hotel Auth Rev Rols RR
           II R 618 (Inverse Floating Rate) (Acquired
           08/18/06, Cost $7,573,139) (a) (b)                           9.288   12/01/35        7,332,000
   2,750   Denver, CO Hlth & Hosp Auth Ser A Rfdg                       6.250   12/01/33        3,053,380
   1,530   Eagle Cnty, CO Air Term Corp Ser A (AMT)                     7.000   05/01/21        1,641,705
   1,160   Eagle Cnty, CO Air Term Corp Ser A (AMT)                     7.125   05/01/31        1,258,681
   2,930   Eagle Riverview Affordable Hsg Corp CO
           Multi-Family Rev Ser A (a)                                   6.300   07/01/29        3,041,223
   1,735   Eaglebend, CO Affordable Hsg Corp Multi-Family
           Rev Hsg Proj Ser A                                           6.400   07/01/17        1,784,864
   1,500   Eaglebend, CO Affordable Hsg Corp Multi-Family
           Rev Hsg Proj Ser A                                           6.450   07/01/21        1,542,900
   3,000   Elk Valley, CO Pub Impt Pub Impt Fee Ser A                   7.350   09/01/31        3,199,200
   5,300   Fronterra Vlg Met Dist CO (a)                                8.050   12/01/31        5,914,747
   1,150   High Plains Met Dist CO Ser A                                6.125   12/01/25        1,218,988
   1,750   High Plains Met Dist CO Ser A                                6.250   12/01/35        1,861,597
   4,500   La Plata Cnty, CO Rec Fac Rev Durango Mtn Resort
           Proj Ser A Rfdg                                              6.875   02/01/12        4,507,245

   3,805   Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj
           Ser A (AMT)                                                  7.000   10/01/18        3,084,942
     405   Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj
           Ser B (a)                                                    6.125   10/01/08          355,541
   6,660   Lake Creek Affordable Hsg Corp Hsg Proj Ser A Rfdg           6.250   12/01/23        6,948,911
   6,200   Montrose Cnty, CO Hlthcare Fac Rev Homestead at
           Montrose Ser A                                               7.000   02/01/38        6,546,270
   4,185   Montrose, CO Mem Hosp Brd                                    6.000   12/01/28        4,514,945
   3,000   Montrose, CO Mem Hosp Brd                                    6.000   12/01/33        3,223,200
   1,000   Neu Towne Met Dist CO                                        7.250   12/01/34        1,096,970
   2,750   North Range Met Dist No 1 CO (Acquired 12/07/01,
           Cost $2,670,361) (b)                                         7.250   12/15/31        2,961,722
   6,450   Northwest, CO Met Dist No 3 Ltd Tax                          6.250   12/01/35        6,827,583
   6,775   Rampart Range Met Dist No 1 CO Rev Rampart Range
           Met Dist No 2 Proj                                           7.750   12/01/26        7,435,833
   1,950   Rendezvous Residential Met Dist CO                           8.000   12/01/21        2,072,148
   1,000   Serenity Ridge Met Dist No 2                                 7.500   12/01/34        1,113,210
      54   Skyland Met Dist CO Gunnison Cnty Rfdg                       6.750   12/01/22           55,636
     750   Snowmass Vlg, CO Multi-Family Hsg Rev Ser A Rfdg             8.000   09/01/14          750,255
   2,000   Southlands, CO Med Dist Met Dist No 1                        7.125   12/01/34        2,209,500
     637   Tallyns Reach Met Dist No 2                                  6.375   12/01/23          666,213
     925   Tallyns Reach Met Dist No 3                                  6.625   12/01/23          981,046
   1,000   Tallyns Reach Met Dist No 3                                  6.750   12/01/33        1,058,790
   4,790   Vista Ridge Met Dist CO (Prerefunded @ 07/01/09)             7.500   12/01/31        5,208,406
                                                                                           --------------
                                                                                              163,968,693
                                                                                           --------------
           CONNECTICUT 0.4%
   3,405   Connecticut St Dev Auth First Mtg Gross Rev
           Hlthcare Proj The Elm Pk Baptist Inc Proj                    5.850   12/01/33        3,626,393
   1,500   Connecticut St Dev Auth Indl Afco Cargo Bdl LLC
           Proj (AMT)                                                   8.000   04/01/30        1,624,635
     500   Connecticut St Dev Auth Mystic Marinelife Aquar
           Proj Ser A                                                   7.000   12/01/27          515,885
   3,660   Connecticut St Hlth & Ed Fac Auth Rev Saint
           Mary's Hosp Issue Ser E                                      5.875   07/01/22        3,642,871
   3,000   Connecticut St Hlth & Ed Fac Auth Rev Windham
           Cmnty Mem Hosp Ser C                                         6.000   07/01/20        3,043,620
   1,530   Greenwich, CT Hsg Auth Multi-Family Rev Hsg
           Greenwich Close Ser B                                        7.500   09/01/27        1,531,071
   1,140   Manchester, CT Redev Agy Multi-Family Mtg Rev
           Bennet Hsg Dev Rfdg (Acquired 09/05/96, Cost
           $1,081,799) (a) (b)                                          7.200   12/01/18        1,191,562
   2,585   New Britain, CT Hsg Auth Multi-Family Rev Hsg
           Franklin Square Manor Proj (AMT) (a)                         7.000   07/01/21        2,870,022
     785   New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal
           Energies (AMT)                                               7.250   07/01/09          790,754
                                                                                           --------------
                                                                                               18,836,813
                                                                                           --------------
           DELAWARE 0.1%
   2,000   Mashantucket Westn Pequot Tribe Conn 2006 Ser A
           Sub Spl Rev (h)                                              5.500   09/01/36        2,078,740
   4,055   Wilmington, DE Multi-Family Rent Rev Hsg Electra
           Arms Sr Assoc Proj (AMT)                                     6.250   06/01/28        4,140,317
                                                                                           --------------
                                                                                                6,219,057
                                                                                           --------------
           DISTRICT OF COLUMBIA 0.2%
  28,940   District Columbia Tob Settlement Fin Corp Cap
           Apprec Ser A                                                     *   06/15/46        2,553,376
  17,500   District Columbia Tob Settlement Fin Corp Cap
           Apprec Ser B                                                     *   06/15/46        1,459,325
  67,660   District Columbia Tob Settlement Fin Corp Cap
           Apprec Ser C                                                     *   06/15/55        2,527,778
   1,545   District of Columbia Rev Methodist Home Issue                6.000   01/01/29        1,570,122
                                                                                           --------------
                                                                                                8,110,601
                                                                                           --------------
           FLORIDA 10.6%
   1,800   Anthem Pk Cmnty Dev Dist FL Cap                              5.800   05/01/36        1,863,810
  10,145   Beacon Lakes, FL Cmnty Dev Ser A                             6.900   05/01/35       11,078,441
     990   Bellalago Ed Fac Benefits Dev Ser B                          5.800   05/01/34        1,026,511
   1,975   Bluewaters Cmnty Dev Dist of FL                              6.000   05/01/35        2,081,828
     145   Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev Ser B           6.750   05/01/07          145,399
   1,855   Boca Raton, FL Hsg Auth Mtg Rev First Lien
           Banyan Place Sr Apts Rfdg (Acquired 03/23/06,
           Cost $1,811,556) (b)                                         5.800   10/01/26        1,841,848
   2,355   Boca Raton, FL Hsg Auth Mtg Rev First Lien
           Banyan Place Sr Apts Rfdg (Acquired 03/23/06,
           Cost $2,322,195) (b)                                         5.900   10/01/36        2,344,026
   3,000   Boca Raton, FL Hsg Auth Mtg Hsg Rev First Lien
           Banyan Place Sr Living Ser A (Prerefunded @
           10/01/07)                                                    7.150   04/01/31        3,166,950
     910   Boca Raton, FL Hsg Auth Mtg Hsg Rev Second Lien
           Banyan Place Sr Living Ser B (Prerefunded @
           10/01/07) (a)                                                8.700   10/01/32          975,165
   3,000   Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt              7.375   05/01/34        3,285,540
   5,000   Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt              7.500   05/01/34        5,505,900
   1,480   Brighton Lakes Cmnty Dev Dist Ser A                          6.125   05/01/35        1,570,709
   3,500   Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)               5.750   01/01/32        3,659,845
   2,500   Capital Tr Agy FL Rev Sub Orlando Proj (AMT)                 6.750   01/01/32        2,692,075
   3,670   Championsgate Cmnty Dev Dist Ser A                           6.250   05/01/20        3,772,320
   2,320   Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg            6.250   08/15/23        2,539,101

   2,500   Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg            6.375   08/15/32        2,734,300
   1,500   City Ctr Cmnty Dev Dist FL Spl Assmt Rev Ser A               6.125   05/01/36        1,517,835
   2,000   Connerton West Cmnty Dev FL Ser A                            5.950   05/01/36        2,072,220
   2,400   Culter Cay, FL Cmnty Dev Dist                                6.300   05/01/34        2,578,800
   2,935   Double Branch Cmnty Dev Dist FL Spl Assmt Ser A              6.700   05/01/34        3,222,659
   9,250   Escambia Cnty, FL Environmental Impt Rev Ser A
           (AMT)                                                        5.750   11/01/27        9,722,490
  10,000   Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt
           Rev Ser A (Acquired 05/28/03, Cost $9,965,746) (b)           6.375   05/01/35       10,645,300
   2,000   Fleming Is Plantation Cmnty Ser B                            7.375   05/01/31        2,153,300
   4,455   Florida Hsg Fin Corp Multi-Family Hsg Whistlers
           Cove Apt Proj (AMT)                                          6.500   01/01/39        4,311,594
   7,860   Florida Hsg Fin Corp Multi-Family Rev Mtg Cutler
           Glen & Meadows Ser U (a)                                     6.500   10/01/33        8,218,337
   4,760   Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt Ser C
           (AMT)                                                        6.610   07/01/38        4,919,174
   9,170   Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt
           Ser G (AMT)                                                  6.600   07/01/38        9,441,707
  11,565   Florida Hsg Fin Corp Rev Hsg Westbrook Apt Ser
           U-1 (AMT) (a)                                                6.450   01/01/39       11,912,875
   5,805   Florida Hsg Fin Corp Rev Hsg Westchase Apt Ser B
           (AMT)                                                        6.610   07/01/38        5,968,933
   1,965   Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev
           Ser A                                                        7.000   05/01/33        2,142,597
   8,000   Halifax Hosp Med Ctr FL Hosp Rev Impt Ser A Rfdg             5.375   06/01/46        8,368,800
     230   Heritage Harbor Cmnty Dev Dist FL Rev Rec                    7.750   05/01/23          230,517
     780   Heritage Harbor Cmnty Dev Dist FL Rev Spl Assmt
           Ser A                                                        6.700   05/01/19          795,194
   2,875   Highland Cnty, FL Hlth Fac Auth Rev Drivers Ser
           1405 (Inverse Floating Rate) (Acquired 06/12/00,
           Cost $3,289,228) (a) (b)                                    10.380   05/15/12        3,441,432
   2,000   Highlands Cmnty Dev Dist                                     5.550   05/01/36        2,037,700
   3,500   Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove
           Apt Proj Ser A (AMT)                                         7.375   07/01/40        3,752,245
   5,200   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
           Tampa Gen Hosp Proj Ser B                                    5.250   10/01/34        5,443,100
   8,450   Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl
           Rev Tampa Elec Co Proj                                       5.500   10/01/23        8,735,525
   1,790   Islands at Doral FL                                          6.375   05/01/35        1,927,311
   2,965   Islands at Doral III Cmnty Ser 2004 A                        5.900   05/01/35        3,072,837
  10,000   Jea, FL Wtr & Swr Sys Rev Drivers Ser 805
           (Inverse Floating Rate) (Acquired 03/22/05, Cost
           $9,779,566) (MBIA Insd) (b)                                  5.760   10/01/12       10,208,000
   3,190   Kendall Breeze Cmnty Dev Dist (a)                            6.625   11/01/33        3,459,140
   2,420   Kendall Breeze Cmnty Dev Dist (a)                            6.700   11/01/23        2,643,003
   1,430   Keys Cove Cmnty Dev Dist FL                                  5.875   05/01/35        1,501,943
     920   Lake Bernadette, FL Cmnty Dev Dist Spl Assmt Rev
           Ser A                                                        8.000   05/01/17          924,526
   8,895   Largo, FL Sun Coast Hlth Sys Rev Hosp Rfdg                   6.300   03/01/20        8,895,267
   3,150   Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
           Cypress Cove Hlthpk Ser A                                    6.375   10/01/25        3,240,940
   6,000   Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
           Cypress Cove Hlthpk Ser A                                    6.750   10/01/32        6,457,320
   5,790   Leon Cnty, FL Ed Fac Auth Rev Southgate
           Residence Hall Ser A Rfdg                                    6.750   09/01/28        5,974,006
   2,875   Marshall Creek Cmnty Dev Dist FL Spl Assmt Ser A             7.650   05/01/32        3,121,387
     105   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr FL Proj                                              5.375   11/15/18          107,176
   3,605   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr FL Proj                                              5.375   11/15/28        3,651,324
   5,000   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr FL Rfdg (Acquired 04/26/04, Cost
           $4,823,445) (b)                                              6.750   11/15/29        5,692,600
   2,540   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr Ser A                                                6.125   11/15/11        2,735,072
   1,000   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr Ser A                                                6.700   11/15/19        1,108,000
   3,465   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr Ser A                                                6.800   11/15/31        3,845,596
  12,500   Miami Dade Cnty, FL Sch Brd Drivers Ser 534
           (Inverse Floating Rate) (Acquired 10/06/04, Cost
           $13,694,750) (FGIC Insd) (a) (b)                             6.260   08/01/11       13,438,125

   3,480   Midtown Miami, FL Cmnty Dev Dist Pkg Garage Proj
           Ser A                                                        6.250   05/01/37        3,796,715
   6,520   Midtown Miami, FL Cmnty Dev Ser B                            6.500   05/01/37        7,216,792
   5,005   Miromar Lakes Cmnty Dev Dist Ser B Rfdg                      7.250   05/01/12        5,515,660
   1,575   Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Ser
           A Rfdg                                                       5.250   08/15/13        1,570,779
   3,000   Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Ser
           A Rfdg                                                       5.750   08/15/18        3,030,690
   3,000   Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Ser
           A Rfdg (a)                                                   6.750   08/15/25        3,091,020
     275   North Broward, FL Hosp Dist Rev Impt                         6.000   01/15/31          293,397
   2,725   North Broward, FL Hosp Dist Rev Impt
           (Prerefunded @ 01/15/11)                                     6.000   01/15/31        3,005,103
   1,393   North Springs, FL Impt Dist Spl Assmt Rev                    7.000   05/01/19        1,423,688
   2,285   Northern Palm Beach Cnty Dist FL Impt Wtr Ctl &
           Impt Unit Dev No 16 Rfdg                                     7.500   08/01/24        2,454,753
   2,500   Northern Palm Beach Cnty Impt Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 16                                    7.000   08/01/32        2,678,075
   4,360   Northern Palm Beach Cnty Impt Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 2A                                    6.400   08/01/33        4,565,705
   1,500   Northern Palm Beach Cnty Impt Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 43                                    6.125   08/01/31        1,563,225
   1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist
           Hlth Sys (Prerefunded @ 11/15/10)                            6.375   11/15/20        1,111,600
   2,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist
           Hlth Sys (Prerefunded @ 11/15/10)                            6.500   11/15/30        2,232,840
   3,915   Orange Cnty, FL Hlth Fac Auth Rev Hosp Hlthcare
           Ser E                                                        6.000   10/01/26        4,149,352
      85   Orange Cnty, FL Hlth Fac Auth Rev Hosp Hlthcare
           Ser E (Prerefunded @ 10/01/09)                               6.000   10/01/26           91,468
     755   Orange Cnty, FL Hlth Fac Auth Rev Westminster
           Cmnty Care                                                   6.500   04/01/12          783,864
   2,000   Orange Cnty, FL Hlth Fac Auth Rev Westminster
           Cmnty Care                                                   6.600   04/01/24        2,075,140
   2,145   Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace
           Apt Proj Ser C                                               7.375   04/01/28        2,303,709
   4,155   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Governors Manor Apt F-4                                  7.250   10/01/31        4,421,626
     850   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Lake Davis Apt Proj F-1                                  7.250   10/01/31          904,544
     220   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Lake Jennie Phase I Proj F-2 (a)                         7.250   10/01/31          234,117
     850   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Lake Jennie Phase II Proj F-3                            7.250   10/01/31          904,544
     350   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Mellonville Trace Apt F-5 (a)                            7.250   10/01/31          372,459
   2,535   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Mtg Hands Inc Proj Ser A (Acquired 06/19/95,
           11/24/99, 03/31/00, Cost $2,550,979) (b)                     8.000   10/01/25        2,724,060
   1,785   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Mtg Hands Inc Proj Ser A (Acquired 06/19/95,
           Cost $1,785,000) (b)                                         7.875   10/01/15        1,935,475
   2,365   Overoaks, FL Cmnty Dev Dist Cap Impt Rev                     8.250   05/01/17        2,418,402
     990   Overoaks, FL Cmnty Dev Dist Ser A                            6.125   05/01/35        1,048,549
   9,830   Palm Beach Cnty, FL Hsg Fin Auth Multi-Family
           Hsg Lake Delray Apt Proj Ser A (AMT)                         6.400   01/01/31       10,188,598
   1,875   Parklands Lee Cmnty Dev Dist Ser A                           5.800   05/01/35        1,935,956
   3,970   Parklands West Cmnty Dev Dist Spl Assmt Ser A                6.900   05/01/32        4,259,453
   1,280   Pentathlon Cmnty Dev Dist Spl Assmt Rev FL (a)               6.700   11/01/23        1,392,998
   1,720   Pentathlon Cmnty Dev Dist Spl Assmt Rev FL (a)               6.750   11/01/33        1,860,232
   4,925   Pier Park, FL Cmnty Dev Dist Ser 1                           7.150   05/01/34        5,271,129
   2,810   Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev               7.250   05/01/33        3,046,321
   2,465   Pine Is Cmnty Dev Dist FL                                    5.750   05/01/35        2,541,070
   7,695   Pinellas Cnty, FL Ed Fac Auth Clearwater
           Christian College Ser A Rfdg (Acquired 09/05/01,
           Cost $7,356,497) (b)                                         7.250   09/01/31        8,083,751
   5,680   Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwtr
           Proj                                                         6.250   06/01/34        6,043,236
     700   Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser A                 7.250   05/01/19          724,360
   1,895   Poinciana Cmnty Dev Dist FL Ser A                            7.125   05/01/31        2,035,609
   8,220   Port Saint Lucie, FL Spl Assmt Rev Glassman Spl
           Assmt Dist Ser C                                             6.750   07/01/23        8,681,060
   5,000   Reunion West Cmnty Dev Dist                                  6.250   05/01/36        5,293,050
   3,855   Saddlebrook, FL Cmnty Ser A                                  6.900   05/01/33        4,149,291
      20   Saddlebrook, FL Cmnty Ser B                                  6.250   05/01/09           20,048
   2,365   Saint John's Cnty, FL Indl Dev Auth Hlthcare
           Glenmoor Saint John's Proj Ser A                             8.000   01/01/17        2,534,145
   6,900   Saint John's Cnty, FL Indl Dev Auth Hlthcare
           Glenmoor Saint John's Proj Ser A                             8.000   01/01/30        7,393,488
   1,000   Saint John's Cnty, FL Indl Dev Auth Hlthcare Rev
           Bayview Proj Ser A                                           7.100   10/01/16        1,013,960
   4,000   Saint John's Cnty, FL Indl Dev Auth Hlthcare Rev
           Bayview Proj Ser A                                           7.100   10/01/26        4,040,320
   2,910   Sausalito Bay Cmnty Dev Dist FL Spl Assmt (a)                6.200   05/01/35        3,088,994
   1,950   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev Ser A         6.400   05/01/34        2,091,238

   2,960   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev Ser A         5.875   05/01/35        3,066,886
   4,655   South Dade Venture Cmnty Dev                                 6.900   05/01/33        5,111,888
   2,115   South Lake Cnty Hosp Dist FL South Lake Hosp Inc             6.375   10/01/28        2,340,332
   3,000   South Lake Cnty Hosp Dist FL South Lake Hosp Inc             6.375   10/01/34        3,303,060
   1,500   Sterling Hill Cmnty Dev Dist FL Cap Impt & Rev Ser A         6.200   05/01/35        1,579,680
   3,000   Stonebrier Cmnty Dev Dist FL Spl Assmt                       5.500   05/01/37        3,039,270
     920   Stoneybrook West Cmnty Dev Ser A                             7.000   05/01/32          982,008
     115   Stoneybrook West Cmnty Dev Ser B                             6.450   05/01/10          115,339
  11,875   Tallahassee, FL Hlth Fac Rev Tallahassee Mem
           Hlthcare Proj                                                6.375   12/01/30       12,724,181
   1,645   Tamarac, FL Indl Dev Rev Sun Belt Precision
           Prods Inc (AMT)                                              6.500   08/01/17        1,645,872
   3,000   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A              5.750   07/01/29        3,121,290
   1,485   Town Ctr at Palm Coast Cmnty Dev Dist FL Cap
           Impt Rev                                                     6.000   05/01/36        1,541,623
   1,235   Trails at Monterey Cmnty Dev Dist FL Spl Assmt
           (a)                                                          6.500   05/01/23        1,329,885
   1,715   Trails at Monterey Cmnty Dev Dist FL Spl Assmt
           (a)                                                          6.750   05/01/33        1,853,538
   1,480   Turnbull Creek Cmnty Dev Dist FL Spl Assmt                   5.800   05/01/35        1,526,472
   2,478   University Square Cmnty Dev Dist FL Cap Impt Rev
           (Acquired 10/07/99, Cost $2,478,000) (b)                     6.750   05/01/20        2,661,422
   4,350   Venetian Isles, FL Ser A                                     6.750   05/01/33        4,767,861
   4,830   Verandah West Cmnty Dev Dist Cap Impt Ser B                  6.625   05/01/33        5,240,357
   1,925   Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser A             6.750   05/01/34        2,086,507
     890   Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser A             7.200   05/01/32          955,246
     950   Waterchase Cmnty Dev Dist FL Ser A                           6.700   05/01/32        1,015,559
   2,840   Waterlefe Cmnty Dev Dist FL                                  8.125   10/01/25        2,835,598
   2,000   West Vlgs Impt Dist FL Rev Spl Assmt Unit of Dev
           No 3                                                         5.500   05/01/37        2,025,280
   1,258   Westchase East Cmnty, FL Dev Dist Cap Impt Rev               7.500   05/01/17        1,260,254
   1,700   Westchase East Cmnty, FL Dev Dist Cap Impt Rev               7.300   05/01/18        1,720,162
   2,000   World Commerce Cmnty Dev Dist Ser A1                         6.250   05/01/22        2,131,200
   4,325   World Commerce Cmnty Dev Dist Ser A1                         6.500   05/01/36        4,602,103
                                                                                           --------------
                                                                                              472,108,206
                                                                                           --------------
           GEORGIA 2.2%
   5,250   Americus Sumter Cnty, GA Hosp Auth Rev South GA
           Methodist Ser A Rfdg                                         6.375   05/15/29        5,378,362
   1,370   Athens Clarke Cnty, GA Residential Care Fac for
           the Elderly Auth Rev                                         6.350   10/01/17        1,245,042
   1,720   Athens Clarke Cnty, GA Residential Care Fac for
           the Elderly Auth Rev                                         6.375   10/01/27        1,469,809
   2,000   Atlanta, GA Tax Alloc Atlantic Sta Proj                      7.750   12/01/14        2,217,580
   3,000   Atlanta, GA Tax Alloc Atlantic Sta Proj                      7.900   12/01/24        3,337,800
   3,515   Atlanta, GA Urban Residential Fin Auth
           Multi-Family Rev John Eagan Proj Ser A (AMT)                 6.750   07/01/30        3,624,914
  12,500   Atlanta, GA Wtr & Waste Rev Drivers Ser 520
           (Inverse Floating Rate) (Acquired 09/28/04, Cost
           $13,184,805) (FSA Insd) (a) (b)                              6.260   05/01/12       13,521,625
   1,000   Brunswick & Glynn Cnty, GA Dev GA Pacific Corp
           Proj Rfdg (AMT)                                              5.550   03/01/26        1,001,260
   3,500   Chatham Cnty, GA Hosp Auth Rev Hosp Impt Mem
           Hlth Univ Ser A                                              5.500   01/01/34        3,704,015
      85   Coweta Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Wesley Woods Ser A
           (Escrowed to Maturity)                                       7.625   10/01/06           85,263
   1,500   Coweta Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Wesley Woods Ser A
           (Prerefunded @ 10/01/06)                                     8.200   10/01/16        1,535,220
   1,500   Coweta Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Wesley Woods Ser A
           (Prerefunded @ 10/01/06)                                     8.250   10/01/26        1,535,280
   5,250   Crisp Cnty, GA Dev Auth Intl Paper Co Proj Ser A
           Rfdg (AMT)                                                   6.200   02/01/20        5,641,755
   2,380   De Kalb Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Kings Brdg Ser A (a)             8.150   07/01/16        2,427,600
   2,500   De Kalb Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Kings Brdg Ser A                 8.250   07/01/26        2,550,000
   2,000   Effingham Cnty, GA Dev Auth Solfort James Proj
           (AMT)                                                        5.625   07/01/18        2,019,020
   2,250   Effingham Cnty, GA Indl Dev Auth GA Pacific Corp
           Proj Rfdg                                                    6.500   06/01/31        2,364,592
   1,000   Fulton Cnty, GA Residential Care Canterbury Crt
           Proj Ser A                                                   6.125   02/15/26        1,050,080
   1,750   Fulton Cnty, GA Residential Care Canterbury Crt
           Proj Ser A                                                   6.125   02/15/34        1,808,502
   1,025   Fulton Cnty, GA Residential Care Fac Elderly
           Auth Rev                                                     6.900   07/01/19        1,070,295

   3,555   Fulton Cnty, GA Residential Care Saint Anne's
           Terrace Proj Rfdg                                            7.625   12/01/33        3,997,526
   4,810   Fulton Cnty, GA Residential Care Sr Lien RHA
           Asstd Living Ser A                                           7.000   07/01/29        5,009,711
   2,930   Renaissance on Peachtree Unit Invt Tr Ctf GA
           Custody Ctf                                                  6.000   10/01/25        2,589,241
   1,000   Richmond Cnty, GA Dev Auth Intl Paper Co Proj
           Ser A Rfdg (AMT)                                             6.000   02/01/25        1,068,030
   2,500   Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy
           Paper Inc Proj (AMT)                                         7.500   01/01/26        2,522,750
     920   Savannah, GA Econ Dev Auth Rev First Mtg Marshes
           of Skidway Ser A                                             7.400   01/01/24          974,501
   3,650   Savannah, GA Econ Dev Auth Rev First Mtg Marshes
           of Skidway Ser A                                             7.400   01/01/34        3,846,187
  20,685   Tax Exempt Grantor Tr Sr Tier I GA Ctf Partn Ser A           6.000   10/01/25       19,305,517
                                                                                           --------------
                                                                                               96,901,477
                                                                                           --------------
           HAWAII 0.7%
   8,500   Hawaii Pac Hlth Spl Purp Rev Ser A                           5.600   07/01/33        8,907,235
   5,300   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
           Nui Proj Ser A                                               7.400   11/15/17        6,028,114
   3,000   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
           Nui Proj Ser A                                               7.875   11/15/23        3,474,180
   2,500   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
           Nui Proj Ser A                                               8.000   11/15/33        2,895,375
   5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser A                      6.300   07/01/22        5,480,750
   5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser A                      6.375   07/01/32        5,461,200
                                                                                           --------------
                                                                                               32,246,854
                                                                                           --------------
           IDAHO 0.1%
   4,090   Idaho Hlth Fac Auth Rev Vly Vista Care Ser A Rfdg            7.875   11/15/29        4,273,600
                                                                                           --------------
           ILLINOIS 6.9%
   3,835   Antioch Vlg, IL Spl Svc Area No 1 Spl Tax
           Deercrest Proj                                               6.625   03/01/33        4,072,693
   5,700   Antioch Vlg, IL Spl Svc Area No 2 Spl Tax
           Clublands Proj                                               6.625   03/01/33        6,053,286
   4,475   Bolingbrook, IL Spl Svc Area No 01-1                         7.375   07/01/31        4,862,445
   4,000   Bolingbrook, IL Spl Svc Area No 1 Spl Tax
           Augusta Vlg Proj (Acquired 11/13/02, Cost
           $4,009,000) (b)                                              6.750   03/01/32        4,261,480
   3,965   Bolingbrook, IL Spl Svc Area No 3 Spl Tax
           Lakewood Ridge Proj                                          7.050   03/01/31        4,242,153
   1,990   Bolingbrook, IL Spl Svc Area Ser 2004 Augusta
           Vlg Proj                                                     6.250   03/01/32        2,052,566
   2,000   Carol Stream, IL First Mtg Rev Windsor Park
           Manor Proj Rfdg (Prerefunded @ 12/01/07)                     7.200   12/01/14        2,117,480
     213   Cary, IL Spl Tax Svc Area No 1 Cambridge Ser A
           (Escrowed to Maturity) (a)                                   7.500   03/01/10          228,338
     872   Cary, IL Spl Tax Svc Area No 1 Cambridge Ser A
           (Prerefunded @ 03/01/10)                                     7.625   03/01/30          989,929
   1,750   Chicago, IL Increment Alloc Rev
           Diversey/Narragansett Proj Nt (Acquired
           08/01/06, Cost $1,868,173) (b)                               7.460   02/15/26        1,874,722
   7,985   Chicago, IL Metro Wtr Muni Sec Tr Ctf Ser 7017
           Class B (Inverse Floating Rate) (a) (h)                      9.230   12/01/29        9,605,316
   5,690   Chicago, IL Midway Arpt Rev Drivers Ser 229
           (Inverse Floating Rate) (Acquired 09/19/01, Cost
           $5,899,111) (FSA Insd) (a) (b)                               6.740   01/01/18        6,470,042
     155   Chicago, IL Neighborhoods Alive (Prerefunded @
           07/01/10) (FGIC Insd)                                        6.000   01/01/28          169,523
   5,000   Chicago, IL O'Hare Intl Arpt Rev Drivers Ser 383
           (Inverse Floating Rate) (AMT) (Acquired
           01/14/04, Cost $5,301,837) (MBIA Insd) (a) (b)               6.730   01/01/12        5,466,600
   6,400   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
           Lien C-2 Rfdg (AMT) (XLCA Insd)                              5.250   01/01/34        6,662,080
   6,250   Chicago, IL O'Hare Intl Arpt Rev Rols RR II R
           Ser 556 (Inverse Floating Rate) (Acquired
           05/05/06, Cost $7,213,688) (a) (b)                           9.693   01/01/29        7,703,125
  27,045   Chicago, IL O'Hare Muni Sec Tr Ctf Ser 7016
           Class B (Inverse Floating Rate) (FGIC Insd) (h)              9.230   01/01/33       31,668,072
   4,000   Chicago, IL Spl Assmt Lake Shore East Proj                   6.750   12/01/32        4,325,280
   1,140   Chicago, IL Tax Increment Alloc Read Dunning Ser
           B (ACA Insd) (a)                                             7.250   01/01/14        1,174,371
  10,000   Chicago, IL Wtr Rev Second Lien Ser A                        5.000   11/01/36       10,491,200
  10,000   Cook County, IL Drivers Ser 559 (Inverse
           Floating Rate) (Acquired 10/26/04, Cost
           $10,629,593) (MBIA Insd) (a) (b)                             6.260   05/15/12       10,908,900
   4,985   Cortland, IL Spl Svc Area No 01 Spl Tax Neucort
           Lakes Proj (a)                                               6.875   03/01/32        5,339,982
   3,000   Gilberts, IL Spl Svc Area No 9 Spl Tax Big
           Timber Proj (Prerefunded @ 03/01/11) (g)                     7.750   03/01/27        3,530,850
   2,500   Godfrey, IL Rev United Methodist Vlg Ser A                   5.875   11/15/29        2,067,950
   3,250   Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty
           Mem Hosp Rfdg                                                6.550   11/15/29        3,271,450
   2,915   Huntley, IL Increment Alloc Rev Huntley Redev
           Proj Ser A                                                   8.500   12/01/15        2,975,311
   3,987   Huntley, IL Spl Svc Area No 10 Ser A                         6.500   03/01/29        4,229,808
   4,386   Huntley, IL Spl Svc Area No 6                                6.750   02/01/25        4,600,563
   3,850   Huntley, IL Spl Svc Area No 7                                6.300   03/01/28        4,066,485
     110   Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj                                                 8.000   11/15/06          110,569

   3,100   Illinois Dev Fin Auth Rev Midwestern Univ Ser B              6.000   05/15/31        3,308,568
   4,000   Illinois Ed Fac Auth Rev Lewis Univ (Prerefunded
           @ 10/01/06)                                                  6.125   10/01/26        4,087,720
   2,000   Illinois Fin Auth Rev Clare Wtr Tower Proj Ser A             6.000   05/15/25        2,069,680
   4,000   Illinois Fin Auth Rev Clare Wtr Tower Proj Ser A             6.125   05/15/38        4,146,720
   1,750   Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld
           Proj                                                         8.000   11/15/16        1,791,807
   2,500   Illinois Fin Auth Rev Fairview Oblig Grp Ser A
           Rfdg                                                         6.125   08/15/27        2,536,575
   2,500   Illinois Fin Auth Rev Franciscan Cmntys Saint
           Joseph Ser A                                                 6.000   05/15/34        2,532,025
   5,000   Illinois Fin Auth Rev Kewanee Hosp Proj                      5.100   08/15/31        5,016,550
   1,000   Illinois Fin Auth Student Hsg Rev MJH Ed
           Assistance IV Sr Ser A                                       5.125   06/01/35        1,009,790
   2,365   Illinois Hlth Fac Auth Rev Chestnut Square at
           Glen Proj Ser A (a)                                          6.625   08/15/24        2,379,852
   3,255   Illinois Hlth Fac Auth Rev Chestnut Square at
           Glen Proj Ser A (a)                                          7.000   08/15/29        3,381,912
   2,000   Illinois Hlth Fac Auth Rev Condell Med Ctr                   5.500   05/15/32        2,070,520
   1,250   Illinois Hlth Fac Auth Rev Covenant Retirement
           Cmntys                                                       5.875   12/01/31        1,309,787
   5,000   Illinois Hlth Fac Auth Rev Covenant Retirement
           Cmntys Ser B                                                 6.125   12/01/28        5,326,700
   2,000   Illinois Hlth Fac Auth Rev Ctr Baptist Home Proj             7.125   11/15/29        2,110,000
   3,530   Illinois Hlth Fac Auth Rev Friendship Vlg
           Schaumburg Ser A (Prerefunded @ 12/01/07)                    5.250   12/01/18        3,654,538
   4,295   Illinois Hlth Fac Auth Rev Lifelink Corp Oblig
           Grp Rfdg                                                     5.700   02/15/24        3,230,141
   1,000   Illinois Hlth Fac Auth Rev Lifelink Corp Oblig
           Grp Rfdg                                                     5.850   02/15/20          750,650
     990   Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys
           Ser A                                                        6.000   07/01/21        1,051,360
   6,000   Illinois Hlth Fac Auth Rev Lutheran Sr
           Ministries Oblig Ser A (Prerefunded @ 08/15/11)              7.375   08/15/31        7,026,540
   2,000   Illinois Hlth Fac Auth Rev OSF Hlthcare Sys
           (Prerefunded @ 11/15/09)                                     6.250   11/15/29        2,176,500
   6,750   Illinois Hlth Fac Auth Rev Saint Benedict
           Ser 2003 A-1                                                 6.900   11/15/33        7,409,947
   2,650   Illinois Hlth Fac Auth Rev Ser A                             7.000   11/15/32        2,858,581
     750   Illinois Hlth Fac Auth Rev Ser A Rfdg                        6.200   08/15/23          762,120
   3,375   Illinois Hlth Fac Auth Rev Ser A Rfdg                        6.400   08/15/33        3,433,421
  11,400   Illinois St Drivers Ser 605 (Inverse Floating
           Rate) (Acquired 11/17/04, 12/01/04, Cost
           $11,957,916) (MBIA Insd) (b)                                 6.260   09/01/12       12,510,018
   7,196   Illinois St Real Estate Lease Ctf (Acquired
           07/01/98, Cost $8,267,197) (ACA Insd) (b)                    8.800   06/15/18        7,606,590
   1,825   Lincolnshire, IL Spl Svc Area Sedgebrook Proj                6.250   03/01/34        1,940,030
     930   Loves Park, IL Rev Hoosier Care Proj Ser A                   7.125   06/01/34          946,247
   2,215   Manhattan, IL No 04 -1 Brookstone Springs Proj               6.100   03/01/35        2,276,555
   1,500   Metropolitan Pier & Expo IL McCormick Pl Expn
           Proj Ser A Rfdg                                              5.500   06/15/27        1,501,065
   3,978   Minooka, IL Spl Assmt Impt Lakewood Trails Proj              6.625   03/01/33        4,238,360
   1,925   Minooka, IL Spl Assmt Impt Lakewood Trails Unit
           2 Proj                                                       6.375   03/01/34        2,027,237
   2,995   Minooka, IL Spl Assmt Impt Praire Ridge Proj                 6.875   03/01/33        3,234,840
   2,147   Montgomery, IL Spl Assmt Impt Lakewood Creek Proj            7.750   03/01/30        2,357,835
     325   Peoria, IL Spl Tax Weaverridge Spl Svc Area
           (Prerefunded @ 02/01/07)                                     7.625   02/01/08          336,349
   2,050   Peoria, IL Spl Tax Weaverridge Spl Svc Area
           (Prerefunded @ 02/01/07)                                     8.050   02/01/17        2,125,030
   3,000   Pingree Grove, IL Spl Svc Area No 2 Spl Tax Ser
           05-2 Cambridge Lakes Proj                                    6.000   03/01/35        3,045,510
   2,250   Pingree Grove, IL Spl Svc Area No 7 Spl Tax Ser
           06-1 Cambridge Lakes Proj                                    6.000   03/01/36        2,291,917
   2,325   Plano, IL Spl Svc Area No 1 Lakewood Springs
           Proj Ser A                                                   6.200   03/01/34        2,413,699
   5,040   Round Lake, IL Lakewood Grove Spl Svc Area No 4
           Spl Tax (a)                                                  6.750   03/01/33        5,409,734
   3,700   Round Lake, IL Rev                                           6.700   03/01/33        3,960,665
   3,355   Saint Charles, IL Spl Svc Area No 21 (a)                     6.625   03/01/28        3,497,386
   1,925   Volo Vlg, IL Spl Svc Area No 3 Spl Tax Symphony
           Meadows Proj Ser 1                                           6.000   03/01/36        1,946,521
   3,200   Wheeling, IL Tax Increment Rev N Milwaukee/Lake
           Cook Tif Proj                                                6.000   01/01/25        3,149,056
   2,097   Yorkville, IL Utd City Spl Svc Area Spl Tax No
           2003-100 Raintree Vlg Proj (Acquired 09/05/03,
           Cost $2,097,000) (b)                                         6.875   03/01/33        2,278,076
   2,891   Yorkville, IL Utd City Spl Svc Area Spl Tax No
           2003-101 Windett Ridge Proj (Acquired 09/03/03,
           Cost $2,891,552) (b)                                         6.875   03/01/33        3,140,638
   3,500   Yorkvillle, IL Utd City Spl Svc Area Spl Tax No
           2005-108 Autumn Creek Proj                                   6.000   03/01/36        3,539,130
   2,400   Yorkville, IL Utd City Spl Svc No 04 104 MPI
           Grande Res Proj                                              6.375   03/01/34        2,545,584
                                                                                           --------------
                                                                                              309,342,645
                                                                                           --------------

           INDIANA 1.7%
   1,500   Anderson, IN Econ Dev Rev Anderson Univ Proj                 6.375   10/01/26        1,569,255
   1,100   Crawfordsville, IN Redev Cmnty Dist Tax
           Increment Rev (Acquired 10/15/97, Cost
           $1,100,000) (a) (b)                                          7.350   02/01/17        1,132,439
   1,080   Delaware Cnty, IN Redev Dist Tax Increment Rev               6.875   02/01/18        1,089,439
  27,000   Indiana Hlth & Ed Fac Fin Auth Hosp Rev Clarian
           Hlth Oblig Group B Rfdg (c)                                  5.000   02/15/26       27,893,160
  11,000   Indiana Hlth & Ed Fac Fin Auth Hosp Rev Clarian
           Hlth Oblig Group B Rfdg (c)                                  5.000   02/15/30       11,346,830
   3,435   Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty
           Ser A Rfdg (a)                                               6.400   05/15/24        3,464,301
   2,350   Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj
           Ser A                                                        7.125   06/01/34        2,391,054
   1,500   Indiana Hlth Fac Hosp Rev                                    6.250   03/01/25        1,628,880
   1,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest
           IN Ser A                                                     5.375   03/01/19        1,037,660
   2,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest
           IN Ser A                                                     6.000   03/01/34        2,134,400
   9,350   Indiana Muni Pwr Supply Sys Rev Drivers Ser 1448
           (Inverse Floating Rate)                                      8.822   01/01/14       11,434,769
   3,000   North Manchester, IN Rev Peabody Retirement
           Cmnty Proj Ser A                                             7.250   07/01/33        3,121,020
   2,000   Portage, IN Spl Impt Dist Rev Marina Shores Proj             6.375   03/01/35        2,050,760
     175   Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B                                                        *   12/30/10          126,219
     135   Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (a)                                                    *   12/30/11           90,208
     130   Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (a)                                                    *   12/30/12           80,469
     130   Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (a)                                                    *   12/30/13           74,550
     125   Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (a)                                                    *   12/30/14           66,411
     125   Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (a)                                                    *   12/30/15           61,519
     125   Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (a)                                                    *   12/30/16           56,995
     225   Valparaiso, IN Econ Dev Rev First Mtg Whispering
           Pines Ctr (a)                                                7.500   01/01/07          225,396
   1,405   Valparaiso, IN Econ Dev Rev First Mtg Whispering
           Pines Ctr (a)                                                7.750   01/01/12        1,408,948
   2,045   Valparaiso, IN Econ Dev Rev First Mtg Whispering
           Pines Ctr (a)                                                8.000   01/01/17        2,058,579
                                                                                           --------------
                                                                                               74,543,261
                                                                                           --------------
           IOWA 0.6%
   2,515   Black Hawk Cnty, IA Hlthcare Fac Rev Western
           Home Proj Ser B                                              6.625   05/01/33        2,545,281
   1,000   Bremer Cnty, IA Hlthcare & Residential Fac Rev
           Proj Rfdg (Prerefunded @ 11/15/09)                           7.250   11/15/29        1,106,710
   2,245   Des Moines, IA Sr Hsg Rev Luther Park Apts Inc Proj          6.250   12/01/34        2,308,780
     615   Evansdale, IA Hlthcare Western Home Proj                     6.000   11/01/39          625,744
   5,600   Evansdale, IA Hlthcare Western Home Proj Ser A (a)           6.000   11/01/39        5,665,352
   3,000   Iowa Fin Auth Cmnty Provider Rev Boys & Girls
           Home Family Proj (ACA Insd)                                  6.250   12/01/28        3,109,920
   2,210   Iowa Fin Auth Hlthcare Fac Care Initiatives Proj
           Rfdg (Prerefunded @ 07/01/11)                                9.250   07/01/25        2,754,610
   2,265   Iowa Fin Auth Retirement Fac Presbyterian Homes
           Mill Pond                                                    6.000   10/01/33        2,265,068
   2,000   Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth
           Ctr Inc Proj                                                 6.750   10/01/33        2,061,060
   1,500   Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth
           Ctr Inc Proj                                                 6.150   10/01/36        1,529,115
   1,250   Scott Cnty, IA Rev Ridgecrest Vlg Rfdg                       5.625   11/15/18        1,297,262
                                                                                           --------------
                                                                                               25,268,902
                                                                                           --------------
           KANSAS 0.4%
     915   Lawrence, KS Coml Dev Rev Holiday Inn Sr Ser A
           Rfdg (f)                                                     8.000   07/01/16          487,567
   4,000   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser B           6.250   05/15/26        4,092,720
   2,000   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser C           6.700   05/15/27        2,019,340
   1,750   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser C           6.875   05/15/32        1,895,635
   2,745   Manhattan, KS Coml Dev Rev Holiday Inn Sr Ser A
           Rfdg (f)                                                     8.000   07/01/16        1,483,453
   3,500   Neosho Cnty, KS Hosp Rev Ser A Rfdg (c)                      5.150   09/01/31        3,505,670
   1,000   Olathe, KS Sr Living Fac Rev Catholic Care
           Campus Inc Ser A                                             6.000   11/15/26        1,056,960
   1,000   Olathe, KS Sr Living Fac Rev Catholic Care
           Campus Inc Ser A                                             6.000   11/15/38        1,048,430
   3,000   Overland Pk, KS Dev Corp Rev First Tier Overland
           Park Ser A                                                   7.375   01/01/32        3,288,030
                                                                                           --------------
                                                                                               18,877,805
                                                                                           --------------

           KENTUCKY 0.3%
  10,000   Louisville & Jefferson Cnty, KY Swr Rolls Ser
           304 (Inverse Floating Rate) (Acquired 10/04/04,
           Cost $11,595,133) (FGIC Insd) (a) (b)                        6.966   05/15/37       11,654,000
                                                                                           --------------
           LOUISIANA 1.0%
   7,000   Hodge, LA Util Rev Com Rfdg (AMT)                            7.450   03/01/24        8,259,230
   3,180   Louisiana Loc Govt Environment Fac Cmnty Dev
           Auth Rev Eunice Student Hsg Fndtn Proj                       7.375   09/01/33        2,891,828
   3,852   Louisiana Loc Govt Environment Fac Cmnty
           Hlthcare Saint James Place Ser A Rfdg                        7.000   11/01/25        4,004,963
   3,200   Louisiana Loc Govt Environment Fac Cmnty
           Hlthcare Saint James Place Ser A Rfdg                        7.000   11/01/29        3,318,752
   1,450   Louisiana Loc Govt Environment Fac Sr Air Cargo
           (AMT)                                                        6.650   01/01/25        1,557,735
   1,450   Louisiana Pub Fac Auth Rev Hlth Fac Glen
           Retirement Ser A                                             6.700   12/01/25        1,469,372
  13,250   Louisiana Pub Fac Auth Rev Ochsner Clinic Fndtn
           Proj Ser B                                                   5.500   05/15/27       13,918,727
   1,000   Louisiana Pub Fac Auth Rev Progressive Hlthcare              6.375   10/01/20        1,004,380
   1,000   Louisiana Pub Fac Auth Rev Progressive Hlthcare              6.375   10/01/28        1,000,820
   3,000   Louisiana St Hlth Ed Auth Lambeth House Proj Ser
           A Rfdg                                                       6.200   01/01/28        3,026,220
   2,000   Saint Tammany, LA Pub Trust Fin Auth Rev
           Christwood Proj Rfdg                                         5.700   11/15/28        2,035,420
                                                                                           --------------
                                                                                               42,487,447
                                                                                           --------------
           MAINE 0.3%
   2,000   Maine Hlth & Higher Ed Fac Piper Shores Ser A
           (Prerefunded @ 01/01/09)                                     7.550   01/01/29        2,158,600
   8,050   Rumford, ME Solid Waste Disp Rev Boise Cascade
           Corp Proj Rfdg (AMT)                                         6.875   10/01/26        8,758,963
                                                                                           --------------
                                                                                               10,917,563
                                                                                           --------------
           MARYLAND 1.0%
   1,908   Anne Arundel Cnty, MD Spl Tax Farmington Vlg
           Proj Ser A                                                   6.250   06/01/25        1,998,325
   2,500   Baltimore Cnty, MD Mtg Rev Shelter Elder Care Ser A          7.250   11/01/29        2,596,375
   1,500   Frederick Cnty, MD Spl Olbig Urbana Cmnty Dev Auth           6.625   07/01/25        1,555,770
   1,105   Maryland St Cmnty Dev Admin Residential Ser B (AMT)          5.450   09/01/32        1,142,669
   6,715   Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg
           (AMT)                                                        6.500   07/01/24        6,668,734
   1,635   Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg
           (AMT)                                                        7.340   07/01/24        1,723,355
   2,950   Maryland St Econ Dev Corp MD Golf Course Sys
           (Prerefunded @ 06/01/11)                                     8.250   06/01/28        3,473,537
   2,000   Maryland St Hlth & Higher Collington Episcopal
           (Prerefunded @ 04/01/11)                                     6.750   04/01/23        2,249,760
   1,400   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar
           Hlth Rfdg                                                    5.375   08/15/24        1,482,082
   7,770   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar
           Hlth Rfdg                                                    5.500   08/15/33        8,218,096
     320   Montgomery Cnty, MD Econ Dev Rev Editorial Proj
           In Ed Ser A (Acquired 09/28/98, Cost $321,044) (b)           6.250   09/01/08          305,379
   3,730   Montgomery Cnty, MD Econ Dev Rev Editorial Proj
           In Ed Ser A (Acquired 09/28/98, Cost $3,730,000) (b)         6.400   09/01/28        3,363,229
   1,345   Montgomery Cnty, MD Spl Oblig West Germantown Dev
           Dist Ser B (a)                                               6.700   07/01/27        1,473,098
   3,000   Prince Georges Cnty, MD Spl Oblig Spl Assmt Woodview
           Ser A                                                        8.000   07/01/26        3,095,850
   4,000   Prince Georges Cnty, MD Spl Oblig Woodview Vlg
           Phase II Subdist                                             7.000   07/01/32        4,418,280
   1,000   Westminster, MD Econ Dev Carroll Lutheran Vlg Ser A          6.000   05/01/24        1,056,760
   1,500   Westminster, MD Econ Dev Carroll Lutheran Vlg Ser A          6.250   05/01/34        1,594,710
                                                                                           --------------
                                                                                               46,416,009
                                                                                           --------------
           MASSACHUSETTS 5.4%
   1,620   Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg                                         5.875   07/01/18        1,649,549
   4,750   Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg                                         6.000   07/01/28        4,843,813
  10,780   Massachusetts Bay Transn Auth MA Sales Tax Rev
           Ubs Muni Crvs Residuals 06 02 (Inverse Floating
           Rate) (Acquired 08/14/06, Cost $14,230,570) (a) (b)          8.887   01/01/23       15,695,680
   1,500   Massachusetts St Dev Fin Agy Briarwood Ser B
           (Prerefunded @ 12/01/10) (a)                                 8.000   12/01/18        1,757,625
   2,500   Massachusetts St Dev Fin Agy Briarwood Ser B
           (Prerefunded @ 12/01/10)                                     8.000   12/01/22        2,929,375
   6,165   Massachusetts St Dev Fin Agy Criterion Child
           Enrichment (a)                                               6.750   01/01/34        6,551,854

   1,125   Massachusetts St Dev Fin Agy Dimock Cmnty Hlth
           Ctr (a)                                                      6.250   12/01/13        1,153,620
   7,565   Massachusetts St Dev Fin Agy Dimock Cmnty Hlth
           Ctr (a)                                                      6.750   12/01/33        7,925,699
   2,000   Massachusetts St Dev Fin Agy First Mtg Loomis
           Cmntys Proj Ser A                                            6.900   03/01/32        2,196,960
     850   Massachusetts St Dev Fin Agy First Mtg Overlook
           Cmntys Ser A                                                 6.125   07/01/24          878,722
   5,220   Massachusetts St Dev Fin Agy First Mtg Overlook
           Cmntys Ser A                                                 6.250   07/01/34        5,396,227
   5,865   Massachusetts St Dev Fin Agy Regis College                   5.500   10/01/28        5,384,305
     810   Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)                                 6.100   09/01/18          849,188
   1,445   Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)                                 6.250   09/01/28        1,510,285
   1,685   Massachusetts St Dev Fin Agy Rev Developmental
           Disabilities Inc (a)                                         6.750   06/01/20        1,770,851
   9,015   Massachusetts St Dev Fin Agy Rev Developmental
           Disabilities Inc (Acquired 10/04/01, 12/20/02,
           11/19/03, Cost $9,391,260) (a) (b)                           8.000   06/01/20        9,549,770
     735   Massachusetts St Dev Fin Agy Rev Gtr Lynn Mental
           Hlth (Prerefunded @ 06/01/08) (Acquired
           07/27/00, Cost $735,000) (b)                                 7.750   06/01/18          795,674
   1,080   Massachusetts St Dev Fin Agy Rev Gtr Lynn Mental
           Hlth Ser B (Prerefunded @ 06/01/08) (Acquired
           11/19/98, Cost $1,080,000) (b)                               6.375   06/01/18        1,144,487
   1,500   Massachusetts St Dev Fin Agy Rev Hampshire College           5.700   10/01/34        1,581,180
   4,650   Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr
           Inc                                                          6.375   07/01/29        4,713,984
   4,825   Massachusetts St Dev Fin Agy Rev Hlthcare Fac
           Alliance Ser A                                               7.100   07/01/32        5,034,646
   2,205   Massachusetts St Dev Fin Agy Rev Lexington
           Montessori Sch Issue (Acquired 07/30/99, Cost
           $2,231,340) (a) (b)                                          6.625   08/01/29        2,317,367
     750   Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
           Providers Ser A                                              6.750   07/01/18          778,650
     405   Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
           Providers Ser A (Escrowed to Maturity) (a)                   7.500   07/01/10          439,943
   1,025   Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
           Providers Ser A (Prerefunded @ 07/01/10)                     8.000   07/01/20        1,182,245
   2,370   Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
           Providers Ser C (a)                                          7.750   07/01/30        2,484,044
   5,045   Massachusetts St Dev Fin Agy Rev New England Ctr
           For Children                                                 6.000   11/01/19        5,194,332
   2,965   Massachusetts St Dev Fin Agy Rev Whitney Academy
           Issue (a)                                                    7.500   09/01/30        3,183,787
     720   Massachusetts St Hlth & Ed Baystate Fac Auth Rev
           Med Ctr Ser F                                                5.500   07/01/22          758,606
   2,500   Massachusetts St Hlth & Ed Fac Auth Rev Caritas
           Christi Oblig Grp Ser A                                      5.750   07/01/28        2,600,150
   5,000   Massachusetts St Hlth & Ed Fac Auth Rev Caritas
           Christi Oblig Grp Ser B (a)                                  6.750   07/01/16        5,593,350
   9,845   Massachusetts St Hlth & Ed Fac Auth Rev Caritas
           Christi Oblig Grp Ser B                                      6.250   07/01/22       10,655,933
  10,145   Massachusetts St Hlth & Ed Fac Auth Rev
           Christopher House Ser A Rfdg                                 6.875   01/01/29       10,491,756
   6,800   Massachusetts St Hlth & Ed Fac Auth Rev Civic
           Investments Ser B                                            9.150   12/15/23        8,384,740
   3,610   Massachusetts St Hlth & Ed Fac Auth Rev Jordan
           Hosp Ser D                                                   5.250   10/01/23        3,642,129
   1,465   Massachusetts St Hlth & Ed Fac Auth Rev Jordan
           Hosp Ser D                                                   5.375   10/01/28        1,482,844
   6,750   Massachusetts St Hlth & Ed Fac Auth Rev Jordan
           Hosp Ser E                                                   6.750   10/01/33        7,411,095
   7,490   Massachusetts St Hlth & Ed Fac Auth Rev Lasell
           College Ser A (a)                                            5.625   07/01/29        7,516,065
   5,600   Massachusetts St Hlth & Ed Fac Auth Rev Milford
           Whitinsville Hosp Ser D                                      6.350   07/15/32        5,972,960
   3,000   Massachusetts St Hlth & Ed Fac Auth Rev Nichols
           College Issue Ser C                                          6.125   10/01/29        3,163,020
   2,000   Massachusetts St Hlth & Ed Fac Auth Rev Partn
           Hlthcare Sys Ser C                                           5.750   07/01/32        2,167,460
   7,600   Massachusetts St Hlth & Ed Fac Auth Rev Saint
           Mem Med Ctr Ser A                                            6.000   10/01/23        7,607,448
   1,867   Massachusetts St Hlth & Ed Nichols College Issue
           Ser C                                                        6.000   10/01/17        1,970,114
   1,000   Massachusetts St Hlth & Ed Northn Berkshire Hlth
           Ser B                                                        6.250   07/01/24        1,061,820
   3,005   Massachusetts St Hlth & Ed Northn Berkshire Hlth
           Ser B                                                        6.375   07/01/34        3,173,550
   5,000   Massachusetts St Hlth & Ed Rols RR II R 294
           (Inverse Floating Rate) (Acquired 08/23/04, Cost
           $5,182,444) (a) (b)                                          6.459   07/15/35        5,386,650
   5,865   Massachusetts St Indl Fin Agy Assisted Living
           Fac Rev Marina Bay LLC Proj (AMT) (Prerefunded @
           12/01/07)                                                    7.500   12/01/27        6,191,153
   7,545   Massachusetts St Indl Fin Agy Assisted Living
           Fac Rev Newton Grp Pptys LLC Proj (AMT)
           (Prerefunded @ 09/01/07)                                     8.000   09/01/27        8,029,238
     620   Massachusetts St Indl Fin Agy HMEA Issue (a)                 7.000   09/01/12          636,622

     720   Massachusetts St Indl Fin Agy Rev First Mtg
           GF/Pilgrim Inc Proj                                          6.500   10/01/15          704,059
   2,000   Massachusetts St Indl Fin Agy Rev First Mtg
           GF/Pilgrim Inc Proj                                          6.750   10/01/28        1,905,280
  12,465   Massachusetts St Indl Fin Agy Rev First Mtg
           Reeds Landing Proj (FGIC Insd) (d)                     7.350/7.450   10/01/28       12,205,853
   1,455   Massachusetts St Indl Fin Agy Rev First Mtg
           Stone Institute & Newton                                     7.700   01/01/14        1,464,196
     485   Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (Acquired 06/24/98, Cost $485,000) (b)           6.200   06/01/08          503,493
   4,300   Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (Prerefunded @ 06/01/08) (Acquired
           06/24/98, Cost $4,300,000) (b)                               6.375   06/01/18        4,556,753
   2,600   Massachusetts St Indl Fin Agy Rev Montserrat
           College Art Issue Ser A (Acquired 12/23/97, Cost
           $2,600,000) (a) (b)                                          7.000   12/01/27        2,703,324
   2,000   Massachusetts St Indl Fin Agy Rev Sr Living Fac
           Forge Hill Proj (AMT)                                        6.750   04/01/30        2,058,600
  10,255   Massachusetts St Sch Bldg Auth Sales Tax Rev
           Rols RR II R 613 (Inverse Floating Rate) (Acquired
           08/11/06, Cost $11,960,828) (FSA Insd) (a) (b)               9.288   08/15/30       12,385,374
                                                                                           --------------
                                                                                              241,277,497
                                                                                           --------------
           MICHIGAN 2.8%
   1,000   Chelsea, MI Econ Dev Corp Rev Utd Methodist
           Retirement Rfdg                                              5.400   11/15/18        1,014,810
   3,715   Chelsea, MI Econ Dev Corp Rev Utd Methodist
           Retirement Rfdg                                              5.400   11/15/27        3,741,451
   2,875   Detroit, MI Loc Dev Fin Auth Tax Increment Sr
           Ser B (Acquired 09/08/97, Cost $2,875,000) (b)               6.850   05/01/21        2,942,246
     790   Detroit, MI Loc Dev Fin Auth Tax Increment Sub
           Ser C (Acquired 09/08/97, Cost $790,000) (b)                 6.700   05/01/21          807,546
  13,670   Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr Rfdg             6.000   07/01/20       14,327,117
   1,500   Gaylord, MI Hosp Fin Auth Ltd Otsego Mem Hosp Rfdg           6.500   01/01/37        1,557,225
   1,590   Grand Blanc Academy, MI Ctf Partn                            7.750   02/01/30        1,632,564
   2,845   John Tollfree Hlth Sys Corp Rfdg                             6.000   09/15/23        2,920,108
   3,000   Kalamazoo, MI Econ Dev Corp Rev Econ Dev
           Heritage Ser A                                               7.250   05/15/25        3,243,360
   2,750   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A              5.250   07/01/30        2,835,058
   1,500   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A              6.250   07/01/40        1,661,235
   2,750   Kentwood, MI Econ Dev Rev Ltd Oblig Holland Home
           Ser A                                                        5.375   11/15/36        2,808,273
   4,250   Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
           Clemens Gen Hosp Ser B                                       5.750   11/15/25        4,435,300
   9,725   Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
           Clemens Gen Hosp Ser B                                       5.875   11/15/34       10,281,951
   2,390   Meridian, MI Econ Dev Corp Ltd Oblig Rev First
           Mtg Burcham Hills Ser A Rfdg                                 7.500   07/01/13        2,440,166
   3,430   Meridian, MI Econ Dev Corp Ltd Oblig Rev First
           Mtg Burcham Hills Ser A Rfdg                                 7.750   07/01/19        3,502,476
  11,055   Michigan St Bldg Auth Rev Rols RR II R 628
           (Inverse Floating Rate) (Acquired 08/28/06, Cost
           $13,203,157) (a) (b) (c)                                     9.466   10/15/36       13,415,685
   9,470   Michigan St Hosp Fin Auth Rev Drivers Ser 1404
           (Inverse Floating Rate) (Acquired 07/14/06, Cost
           $10,295,435) (a) (b)                                         9.883   05/15/14       11,303,771
   2,095   Michigan St Hosp Fin Auth Rev Hosp Central MI
           Cmnty Hosp                                                   6.250   10/01/27        2,138,723
   1,000   Michigan St Hosp Fin Auth Rev Hosp Holland Cmnty
           Hosp Ser A                                                   5.250   01/01/30        1,039,060
   2,000   Michigan St Hosp Fin Auth Rev Hosp Holland Cmnty
           Hosp Ser A                                                   5.375   01/01/34        2,093,520
   5,000   Michigan St Hosp Fin Auth Rev Hosp Oakwood Oblig
           Group Ser A                                                  5.750   04/01/32        5,356,900
   1,530   Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg                                       6.000   02/01/14        1,530,306
   7,315   Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg                                       6.000   02/01/24        7,317,487
     400   Michigan St Hosp Fin Auth Rev Presbyterian Vlg
           MI Oblig (Prerefunded @ 01/01/07)                            6.375   01/01/15          411,504
   1,750   Michigan St Hosp Fin Auth Rev Presbyterian Vlg Rfdg          5.500   11/15/35        1,819,283
   3,000   Michigan St Strategic Fd Detroit Edison Pollutn
           Ctl Ser B Rfdg (AMT)                                         5.650   09/01/29        3,167,910
   3,810   Michigan St Strategic Fd Solid Genesee Pwr Stad
           Proj Rfdg (AMT)                                              7.500   01/01/21        3,809,543
   4,500   Pontiac, MI Hosp Fin Auth Hosp Rev NOMC Oblig Group          6.000   08/01/23        4,306,410
   3,000   Star Intl Academy MI Ctf Partn                               8.000   03/01/33        3,420,000
   5,500   Wenonah Pk Pptys Inc Bay City Hotel Rev                      7.500   04/01/33        5,059,890
                                                                                           --------------
                                                                                              126,340,878
                                                                                           --------------

           MINNESOTA 2.9%
   5,000   Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr
           Proj (Prerefunded @ 02/01/11)                                7.750   02/01/31        5,787,800
   1,750   Albertville, MN Multi-Family Rev Hsg Cottages
           Albertville Proj Ser A                                       6.750   09/01/29        1,801,485
   1,655   Buffalo, MN Hlthcare Rev Central MN Sr Hsg Proj
           Ser A Rfdg (c)                                               5.375   09/01/26        1,648,976
   2,000   Buffalo, MN Hlthcare Rev Central MN Sr Hsg Proj
           Ser A Rfdg (c)                                               5.500   09/01/33        1,988,860
   2,460   Cambridge, MN Hsg & Hlthcare Fac Rev Grandview
           West Proj Ser A                                              6.000   10/01/28        2,467,478
   2,000   Cambridge, MN Hsg & Hlthcare Fac Rev Grandview
           West Proj Ser B                                              6.000   10/01/33        2,004,900
   2,700   Carlton, MN Hlthcare & Hsg Fac Rev Inter Faith
           Care Ctr Proj Rfdg                                           5.700   04/01/36        2,722,248
   1,375   Carlton, MN Hlth & Hsg Fac Inter Faith Social
           Svc Inc Proj (Prerefunded @ 04/01/10)                        7.500   04/01/19        1,553,929
   2,250   Carlton, MN Hlth & Hsg Fac Inter Faith Social
           Svc Inc Proj (Prerefunded @ 04/01/10)                        7.750   04/01/29        2,569,230
   3,000   Coon Rapids, MN Sr Hsg Rev Epiphany Sr Citizens
           Proj Rfdg                                                    6.000   11/01/28        3,000,420
     840   Detroit Lakes, MN Hsg & Hlth CDL Homes Proj Ser B            6.000   08/01/24          862,982
   1,435   Detroit Lakes, MN Hsg & Hlth CDL Homes Proj Ser B            6.125   08/01/34        1,487,062
   2,500   Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint
           Luke's Hosp                                                  7.250   06/15/22        2,714,000
   5,630   Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint
           Luke's Hosp                                                  7.250   06/15/32        6,050,843
   1,000   Edina, MN Hlthcare Fac Rev VOA Care Ctrs MN Proj
           Ser A                                                        6.625   12/01/30        1,056,820
   3,885   Fridley, MN Sr Hsg Banfill Crossing Homes Proj               6.750   09/01/34        3,829,755
   2,500   Glencoe, MN Hlthcare Fac Glencoe Regl Hlth Svc
           Proj (Prerefunded @ 04/01/11)                                7.500   04/01/31        2,879,875
     555   Lake Crystal, MN Hsg Rev Ecumen Second Century A
           Rfdg                                                         5.550   09/01/26          561,210
   3,000   Lake Crystal, MN Hsg Rev Ecumen Second Century A
           Rfdg                                                         5.700   09/01/36        3,031,080
     625   Marshall, MN Med Ctr Gross Rev Weiner Mem Med
           Ctr Proj Ser A                                               6.000   11/01/28          683,244
     800   Minneapolis & Saint Paul, MN Hsg & Redev Auth
           Hlthcare Hlth Partners Oblig Grp Proj                        5.875   12/01/29          865,288
     350   Minneapolis, MN Multi-Family Rev Hsg Belmont Apt
           Proj (AMT)                                                   7.250   11/01/16          357,494
   1,320   Minneapolis, MN Multi-Family Rev Hsg Belmont Apt
           Proj (AMT)                                                   7.625   11/01/27        1,348,380
   2,050   Minneapolis, MN Rev Walker Methodist Sr Svcs Ser A           5.875   11/15/18        2,067,610
   4,950   Minneapolis, MN Rev Walker Methodist Sr Svcs Ser A           6.000   11/15/28        4,987,818
   2,000   Minnesota Agric & Econ Dev Brd Rev Evangelical
           Luthern Proj                                                 6.625   08/01/25        2,187,960
     900   Minnesota Agric & Econ Dev Brd Rev Hlthcare
           Benedictine Proj Ser A                                       5.500   08/01/23          913,797
     875   Minnesota Agric & Econ Dev Brd Rev Hlthcare
           Benedictine Proj Ser A                                       5.750   02/01/30          890,190
   3,500   Moorhead, MN Sr Hsg Rev Sheyenne Crossing Proj               5.650   04/01/41        3,505,460
     875   New Ulm, MN Econ Dev Auth Hsg Fac Rev HADC
           Ridgeway Proj Ser A Rfdg (c)                                 5.750   06/01/28          883,619
   2,150   New Ulm, MN Econ Dev Auth Hsg Fac Rev HADC
           Ridgeway Proj Ser A Rfdg (c)                                 6.000   06/01/41        2,178,724
   2,500   Northwest MN Multi-Cnty Hsg & Redev Auth Gov Hsg
           Rev Pooled Hsg Prog Ser A Rfdg                               6.250   07/01/40        2,512,350
   2,000   Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg                 6.250   04/01/34        2,091,020
   1,425   Ramsey, MN Lease Rev Pact Charter Sch Proj Ser A             6.750   12/01/33        1,530,607
   2,000   Saint Cloud, MN Hsg & Redev Auth Sterling
           Heights Apts Proj (AMT)                                      7.450   10/01/32        2,109,120
   2,420   Saint Paul, MN Hsg & Redev Auth Higher Ground
           Academy Ser A Rfdg                                           6.875   12/01/33        2,482,702
   2,415   Saint Paul, MN Hsg & Redev Auth Hope Cmnty
           Academy Proj Ser A                                           6.750   12/01/33        2,584,678
   3,500   Saint Paul, MN Hsg & Redev Auth Lease Rev New
           Spirit Schs Proj Ser A                                       7.500   12/01/31        3,580,255
   1,600   Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve
           Language Academy Ser A Rfdg                                  7.000   12/01/32        1,677,904
   2,290   Saint Paul, MN Hsg & Redev Auth LSE Rev Rfdg                 6.750   01/01/35        1,628,350
   2,000   Saint Paul, MN Hsg & Redev Cmnty of Peace
           Academy Proj Ser A                                           7.875   12/01/30        2,214,180
   4,035   Saint Paul, MN Hsg & Redev Model Cities Hlth Ctr
           Ser A (a)                                                    7.250   11/01/26        4,212,258
   7,000   Saint Paul, MN Port Auth Hotel Fac Rev Radisson
           Kellogg Proj Ser 2 Rfdg (Prerefunded @ 08/01/08)             7.375   08/01/29        7,676,200
   1,700   Saint Paul, MN Port Auth Lease Rev Hltheast
           Midway Campus 03 Ser A                                       5.750   05/01/25        1,747,719
   1,000   Saint Paul, MN Port Auth Lease Rev Hltheast
           Midway Campus 03 Ser B                                       6.000   05/01/30        1,026,390
   4,000   Vadnais Heights, MN Lease Rev Agric & Food
           Sciences Ser A                                               6.600   12/01/34        4,045,480

   4,760   Vadnais Heights, MN Multi-Family Rev Hsg
           Cottages Vadnais Hghts Rfdg (AMT)                            7.000   12/01/31        5,020,324
   1,650   Victoria, MN Private Sch Fac Holy Family
           Catholic High Sch Ser A                                      5.850   09/01/24        1,656,963
   4,500   Victoria, MN Private Sch Fac Holy Family
           Catholic High Sch Ser A                                      5.875   09/01/29        4,516,515
   4,775   Washington Cnty, MN Hsg & Redev Auth Hosp Fac
           Rev Hltheast Proj                                            5.500   11/15/27        4,885,303
   1,450   Winona, MN Hlthcare Winona Hlth Ser A                        6.000   07/01/34        1,577,296
                                                                                           --------------
                                                                                              127,664,151
                                                                                           --------------
           MISSISSIPPI 0.4%
   1,000   Mississippi Bus Fin Corp (AMT)                               7.250   07/01/34        1,038,240
   5,585   Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys
           Energy Res Inc Proj                                          5.875   04/01/22        5,593,768
   5,650   Mississippi Dev Bank Spl Oblig Diamond Lakes
           Util Ser A Rfdg                                              6.250   12/01/17        5,714,862
   1,000   Mississippi Hosp Equip & Fac Auth Rev Impt Hosp
           S W MS Med Rfdg                                              5.750   04/01/23        1,049,060
   2,000   Mississippi Hosp Equip & Fac Auth Rev Impt Hosp
           S W MS Med Rfdg                                              5.750   04/01/29        2,086,560
   1,000   Mississippi Hosp Equip & Fac Auth Rev Impt Hosp
           South Central Rfdg (c)                                       5.250   12/01/26        1,046,330
   2,000   Mississippi Hosp Equip & Fac Auth Rev Impt Hosp
           South Central Rfdg (c)                                       5.250   12/01/31        2,081,080
                                                                                           --------------
                                                                                               18,609,900
                                                                                           --------------
           MISSOURI 2.4%
   1,000   370 Missouri Bottom Rd Taussig Rd Trans Dev Dist             7.000   05/01/22        1,111,220
   4,750   370 Missouri Bottom Rd Taussig Rd Trans Dev Dist             7.200   05/01/33        5,238,823
   3,600   Ballwin, MO Tax Increment Rev Impt Ballwin Town
           Ctr Ser A Rfdg                                               6.500   10/01/22        3,702,708
   3,000   Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty
           Proj                                                         5.900   05/01/28        3,027,630
   1,500   Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc         5.750   06/01/32        1,571,130
   1,500   Carthage, MO Hosp Rev                                        5.875   04/01/30        1,520,190
   5,755   Carthage, MO Hosp Rev                                        6.000   04/01/38        5,806,795
   3,000   Chesterfield, MO Indl Dev Auth Sr Living Fac Rev
           Willows at Brooking Pk Proj Ser A                            6.625   12/01/31        3,092,670
   2,390   Ellisville, MO Indl Dev Auth Indl Dev Rev
           Gambrill Gardens Phase I Proj Ser A (a)                      6.750   04/01/33        2,500,131
   2,755   Ellisville, MO Indl Dev Auth Rev Gambrill Gardens
           Proj Impt & Rfdg                                             6.200   06/01/29        2,792,248
   3,640   Fenton, MO Tax Increment Rev & Impt Gravois Bluffs
           Proj Rfdg (Prerefunded @ 10/01/12)                           6.125   10/01/21        4,117,823
     965   Fenton, MO Tax Increment Rev & Impt Gravois Bluffs
           Proj Rfdg (Prerefunded @ 10/01/11)                           7.000   10/01/21        1,119,062
     200   Ferguson, MO Tax Increment Rev Crossings at Halls
           Ferry Proj (Escrowed to Maturity)                            7.250   04/01/07          203,836
   1,440   Ferguson, MO Tax Increment Rev Crossings at Halls
           Ferry Proj                                                   5.000   04/01/17        1,416,139
   2,000   Ferguson, MO Tax Increment Rev Crossings at Halls
           Ferry Proj (Prerefunded @ 04/01/07)                          7.625   04/01/17        2,081,740
     306   Ferguson, MO Tax Increment Rev Crossings at Halls
           Ferry Proj (Prerefunded @ 04/01/07)                          7.625   04/01/18          318,506
   3,610   Good Shepard Nursing Home Dist MO Nursing Home Fac
           Rev Rfdg                                                     5.900   08/15/23        3,602,202
   1,500   Joplin, MO Indl Dev Auth Hlth Freeman Hlth Sys Proj          5.750   02/15/35        1,628,115
   3,000   Kansas City, MO Indl Dev Auth First Mtg Bishop
           Spencer Ser A                                                6.250   01/01/24        3,148,530
   4,000   Kansas City, MO Indl Dev Auth First Mtg Bishop
           Spencer Ser A                                                6.500   01/01/35        4,223,120
     525   Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Brentwood Manor Apt Proj Ser A (AMT) (a)                 6.950   04/15/15          566,423
   1,484   Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Brentwood Manor Apt Proj Ser B (AMT)                     7.250   10/15/38        1,543,686
     325   Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Walnut Grove Apt Proj Ser B (AMT) (a)                    7.550   06/15/12          352,063
     990   Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Walnut Grove Apt Proj Ser B (AMT) (a)                    7.550   06/15/22        1,077,229
   3,430   Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Walnut Grove Apt Proj Ser B (AMT) (a)                    7.550   06/15/35        3,711,843
   2,000   Kansas City, MO Indl Dev Plaza Lib Proj                      5.900   03/01/24        2,012,740
     980   Kansas City, MO Multi-Family Hsg Rev Northwoods
           Apts Proj Ser A (AMT)                                        6.450   05/01/40        1,025,972
   1,000   Missouri St Dev Fin Brd Fac Branson Landing Proj
           Ser A                                                        5.500   12/01/24        1,057,040
   1,500   Missouri St Dev Fin Brd Fac Branson Landing Proj
           Ser A                                                        5.625   12/01/28        1,596,645
   5,000   Missouri St Hwys Muni Sec Tr Ctf Ser 7015 Class
           B (Inverse Floating Rate) (a) (h)                            9.230   05/01/26        6,292,100
   5,000   Nevada, MO Hosp Rev Nevada Regl Med Ctr                      6.750   10/01/31        5,302,400
   3,565   Osage Beach, MO Tax Increment Prewitts Point Proj            6.750   05/01/23        3,651,130
   3,000   Perry Cnty, MO Nursing Home Rev Rfdg                         5.900   03/01/28        3,016,920

   5,500   Saint Joseph, MO Indl Dev Auth Hlthcare Rev
           Living Cmnty Saint Joseph Proj                               7.000   08/15/32        5,894,350
   1,000   Saint Joseph, MO Indl Dev Auth Shoppers North
           Vlg Proj Ser A                                               5.375   11/01/24        1,008,470
   8,000   Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev
           Ranken Jordan Proj Ser A                                     6.625   11/15/35        8,309,440
     790   Saint Louis, MO Tax Increment Rev Scullin Redev
           Area Ser A                                                  10.000   08/01/10          877,516
   3,205   Saline Cnty, MO Indl Dev Auth Hlth Fac Rev John
           Fitzgibbon Mem Hosp Inc (Acquired 01/12/99, Cost
           $3,143,407) (b)                                              6.500   12/01/28        3,306,855
   5,600   Valley Park, MO Indl Dev Auth Sr Hsg Rev Cape
           Albeon Proj                                                  6.150   12/01/33        5,758,088
                                                                                           --------------
                                                                                              108,583,528
                                                                                           --------------
           NEVADA 1.0%
   2,000   Boulder City, NV Hosp Rev Boulder City Hosp Inc
           Proj Rfdg                                                    5.850   01/01/22        2,016,640
   5,610   Clark Cnty, NV Assisted Living Homestead Boulder
           City Proj (a)                                                6.500   12/01/27        5,780,993
   1,995   Clark Cnty, NV Impt Dist Spl Impt Dist No-142
           Loc Impt                                                     6.100   08/01/18        2,068,835
   2,745   Clark Cnty, NV Impt Dist Spl Impt Dist No-142
           Loc Impt                                                     6.375   08/01/23        2,849,502
   7,490   Clark Cnty, NV Indl Dev Rev Drivers Ser 722
           (Inverse Floating Rate) (AMT) (Acquired
           02/02/05, Cost $8,091,364) (FGIC Insd) (a) (b)               6.230   12/01/12        7,963,967
   2,500   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Ser B
           Rfdg (AMT)                                                   5.900   10/01/30        2,499,925
  11,190   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Ser C
           Rfdg                                                         5.500   10/01/30       11,188,881
     925   Henderson, NV Loc Impt Dist No T 13 Ser A                    6.800   03/01/22          953,074
   3,700   Henderson, NV Loc Impt Dist No T 13 Ser B                    6.900   03/01/22        3,818,141
   1,400   Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607              6.250   06/01/24        1,448,384
     540   Las Vegas, NV Spl Impt Dist No 505 Elkhorn
           Springs                                                      8.000   09/15/13          550,125
   4,790   Reno, NV Spl Assmt Dist No 4 Somersett Pkwy                  6.625   12/01/22        4,943,088
                                                                                           --------------
                                                                                               46,081,555
                                                                                           --------------
           NEW HAMPSHIRE 1.1%
   4,845   New Hampshire Higher Ed & Hlth Daniel Webster
           College Issue                                                6.300   07/01/29        4,732,790
     435   New Hampshire Higher Ed & Hlth Fac Auth Rev
           Colby-Sawyer College Issue                                   7.200   06/01/12          444,709
   2,565   New Hampshire Higher Ed & Hlth Fac Auth Rev
           Colby-Sawyer College Issue                                   7.500   06/01/26        2,622,764
   2,000   New Hampshire Higher Ed & Hlth Fac Auth Rev First
           Mtg Odd Fellows Home Rfdg                                    9.000   06/01/14        2,184,520
   1,000   New Hampshire Higher Ed & Hlth Fac Auth Rev
           Havenwood-Heritage Heights                                   7.350   01/01/18        1,021,670
   4,825   New Hampshire Higher Ed & Hlth Fac Auth Rev
           Havenwood-Heritage Heights                                   7.450   01/01/25        4,929,558
   4,000   New Hampshire Higher Ed & Hlth Fac Auth Rev New
           England College (a)                                          6.125   03/01/19        4,060,320
   1,000   New Hampshire Higher Ed & Hlth Fac Auth Rev
           Riverwoods at Exeter Ser A                                   6.500   03/01/23        1,017,240
   1,500   New Hampshire Higher Ed & Hlth Hosp Littleton Hosp
           Assn Ser A                                                   5.900   05/01/18        1,557,660
   1,250   New Hampshire Higher Ed & Hlth Hosp Littleton Hosp
           Assn Ser A                                                   6.000   05/01/28        1,279,963
   1,570   New Hampshire Hlth & Ed Fac Auth Rev Huntington At
           Nashua Ser A                                                 6.875   05/01/23        1,680,842
   4,600   New Hampshire Hlth & Ed Fac Auth Rev Huntington At
           Nashua Ser A                                                 6.875   05/01/33        4,897,390
   6,315   New Hampshire Hlth & Ed Fac Daniel Webster College
           Issue (a)                                                    7.500   07/01/31        6,596,396
   1,735   New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant
           Hlth                                                         5.500   07/01/34        1,837,781
   1,055   New Hampshire Hlth & Ed Fac Speare Mem Hosp                  5.500   07/01/25        1,091,081
   1,150   New Hampshire Hlth & Ed Fac Speare Mem Hosp                  5.875   07/01/34        1,203,912
   2,620   New Hampshire St Business Fin Auth Elec Fac Rev
           Plymouth Cogeneration (AMT) (Acquired 06/29/93,
           Cost $2,563,954) (b)                                         7.750   06/01/14        2,682,435
   3,000   New Hampshire St Business Fin Auth Rev Alice
           Peck Day Hlth Sys Ser A Rfdg                                 7.000   10/01/29        3,163,740
     105   New Hampshire St Hsg Fin Auth Single Family Rev
           Mtg Acquisition Ser G (AMT)                                  6.300   01/01/26          106,158
     180   New Hampshire St Hsg Fin Auth Single Family Rev
           Ser D (AMT)                                                  5.900   07/01/28          185,087
                                                                                           --------------
                                                                                               47,296,016
                                                                                           --------------
           NEW JERSEY 2.9%
   4,990   Camden Cnty, NJ Impt Auth Lease Rev Dockside
           Refrig (Acquired 03/08/96, 01/29/97, 02/03/97,
           05/20/97, Cost $5,162,303) (b) (e)                     8.400/5.250   04/01/24        4,990,000
   2,000   Camden Cnty, NJ Impt Auth Rev Hlthcare Redev
           Cooper Hlth Ser A                                            5.750   02/15/34        2,141,280

   6,000   New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac
           Ser A                                                        7.250   11/15/21        6,556,380
   3,450   New Jersey Econ Dev Auth Econ Dev Rev United
           Methodist Homes Ser A                                        6.125   07/01/23        3,676,527
   5,800   New Jersey Econ Dev Auth Econ Dev Rev United
           Methodist Homes Ser A                                        6.250   07/01/33        6,261,390
     145   New Jersey Econ Dev Auth First Mtg Cranes Mill
           Ser A (Prerefunded @ 02/01/07)                               7.000   02/01/10          148,480
   1,500   New Jersey Econ Dev Auth First Mtg Cranes Mill
           Ser A (Prerefunded @ 02/01/07)                               7.375   02/01/17        1,553,340
   3,500   New Jersey Econ Dev Auth First Mtg Cranes Mill
           Ser A (Prerefunded @ 02/01/07)                               7.500   02/01/27        3,626,245
   2,355   New Jersey Econ Dev Auth First Mtg Franciscan Oaks
           Proj                                                         5.750   10/01/23        2,411,544
     600   New Jersey Econ Dev Auth First Mtg Hamilton
           Continuing Care Ser A                                        8.350   11/01/30          649,974
   1,500   New Jersey Econ Dev Auth First Mtg Presbyterian
           Ser A                                                        6.250   11/01/20        1,573,995
   1,500   New Jersey Econ Dev Auth First Mtg Presbyterian
           Ser A                                                        6.375   11/01/31        1,590,210
   1,250   New Jersey Econ Dev Auth First Mtg Seashore
           Gardens Proj                                                 8.000   04/01/23        1,360,513
   3,500   New Jersey Econ Dev Auth First Mtg Seashore
           Gardens Proj                                                 8.000   04/01/31        3,797,745
   6,000   New Jersey Econ Dev Auth First Mtg Seashore
           Gardens Proj                                                 7.750   04/01/33        6,448,380
   1,000   New Jersey Econ Dev Auth Holt Hauling & Warehsg
           Rev Ser G Rfdg (f)                                           8.400   12/15/15        1,000,000
   2,000   New Jersey Econ Dev Auth Retirement Cmnty Rev
           Seabrook Vlg Inc Ser A                                       8.250   11/15/30        2,236,820
   1,000   New Jersey Econ Dev Auth Retirement Cmnty Rev
           Ser A                                                        8.000   11/15/15        1,125,920
   1,000   New Jersey Econ Dev Auth Retirement Cmnty Rev
           Ser A                                                        8.125   11/15/18        1,065,390
   1,440   New Jersey Econ Dev Auth Retirement Cmnty Rev
           Ser A                                                        8.125   11/15/23        1,617,811
   4,000   New Jersey Econ Dev Auth Rev Cig Tax                         5.750   06/15/29        4,288,760
     975   New Jersey Econ Dev Auth Rev First Mtg Millhouse
           Proj Ser A (f)                                               8.250   04/01/10          407,072
   2,060   New Jersey Econ Dev Auth Rev First Mtg Millhouse
           Proj Ser A (f)                                               8.500   04/01/16        1,130,610
   1,100   New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A (Prerefunded @ 11/01/06)            8.500   11/01/16        1,130,844
   1,500   New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A (Prerefunded @ 11/01/06)            8.625   11/01/25        1,542,360
   1,470   New Jersey Econ Dev Auth Rev Kullman Assoc LLC
           Proj Ser A (AMT)                                             6.125   06/01/18        1,420,211
     785   New Jersey Econ Dev Auth Rev Kullman Assoc LLC
           Proj Ser A (AMT)                                             6.750   07/01/19          782,111
   2,500   New Jersey Econ Dev Auth Rev Sr Living Fac
           Esplanade Bear (AMT)                                         7.000   06/01/39        1,782,350
   4,895   New Jersey Econ Dev Auth Sr Mtg Arbor Ser A                  6.000   05/15/28        5,031,522
   4,000   New Jersey Econ Dev Auth Utd Methodist Homes NJ
           Oblig                                                        5.750   07/01/29        4,082,920
   1,500   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth
           Sys Oblig Grp Ser A                                          5.000   07/01/26        1,529,025
   3,000   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth
           Sys Oblig Grp Ser A                                          5.375   07/01/33        3,117,870
   4,385   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth
           Sys Oblig Grp Ser A                                          5.750   07/01/23        4,713,393
   1,320   New Jersey Hlthcare Fac Fin Auth Rev Care Inst
           Inc Cherry Hill Proj (a)                                     7.750   07/01/10        1,366,530
   1,000   New Jersey Hlthcare Fac Fin Auth Rev Care Inst
           Inc Cherry Hill Proj                                         8.000   07/01/27        1,033,280
   1,000   New Jersey Hlthcare Fac Fin Auth Rev Palisades
           Med Ctr NY Hlthcare                                          6.625   07/01/31        1,106,920
   1,025   New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg
           Hosp Assn                                                    6.000   07/01/13        1,046,464
   1,200   New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg
           Hosp Assn                                                    6.500   07/01/23        1,243,296
   7,000   New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg
           Hosp Assn                                                    6.625   07/01/36        7,239,190
   1,305   New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay
           Med Ctr Issue Rfdg                                           7.250   07/01/14        1,343,628
   2,135   New Jersey Hlthcare Fac Fin Auth Rev South
           Jersey Hosp                                                  6.000   07/01/32        2,281,183
     720   New Jersey Hlthcare Fac Trinitas Hosp Oblig Grp              7.500   07/01/30          797,126
   3,565   New Jersey St Ed Fac Auth Rev Felician College
           of Lodi Ser D (Acquired 11/07/97, Cost
           $3,666,452) (b)                                              7.375   11/01/22        3,714,908
   5,000   New Jersey St Ed Fac Auth Rols Ser 295-1
           (Inverse Floating Rate) (Acquired 08/23/04, Cost
           $5,307,058) (a) (b)                                          6.469   07/01/26        5,858,850
   5,000   New Jersey St Ed Fac Auth Rols Ser 295-2
           (Inverse Floating Rate) (Acquired 08/23/04, Cost
           $5,275,721) (a) (b)                                          6.469   07/01/27        5,858,850
   2,085   Tobacco Settlement Fin Corp NJ                               5.750   06/01/32        2,190,814
   5,000   Tobacco Settlement Fin Corp NJ                               6.000   06/01/37        5,314,700
   2,000   Tobacco Settlement Fin Corp NJ                               6.125   06/01/42        2,133,680
   1,650   Tobacco Settlement Fin Corp NJ                               6.250   06/01/43        1,784,426
                                                                                           --------------
                                                                                              129,104,837
                                                                                           --------------

           NEW MEXICO 0.8%
   6,935   Albuquerque, NM Retirement Fac Rev La Vida Llena
           Proj Ser B Rfdg                                              6.600   12/15/28        7,222,248
   1,435   Bernalillo Cnty, NM Multi-Family Rev Hsg Sr
           Solar Villas Apt Ser F                                       7.250   10/15/22        1,506,879
   1,495   Cabezon Pub Impt Dist NM                                     6.300   09/01/34        1,561,976
   3,000   Farmington, NM Pollutn Ctl Rev Public Svc Co NM
           Proj Ser A (AMT)                                             6.600   10/01/29        3,242,040
   3,825   New Mexico Hsg Auth Region lll Sr Brentwood
           Gardens Apt Ser A (AMT)                                      6.850   12/01/31        4,137,197
   2,315   New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj
           Sr Ser A (a)                                                 7.500   12/01/30        2,511,520
   2,725   RHA Hsg Dev Corp NM Multi-Family Rev Mtg
           Woodleaf Apt Proj Ser A Rfdg (GNMA Collateralized)           7.125   12/15/27        2,714,236
   3,365   San Juan Cnty, NM Multi-Family Hsg Apple Ridge
           Apts Sr Ser A (AMT) (a)                                      7.250   12/01/31        3,635,210
   3,250   Santa Fe Cnty, NM Proj Rev El Castillo
           Retirement Ser A                                             5.625   05/15/25        3,287,538
   3,000   Santa Fe, NM Edl Fac Rev Impt College of Santa
           Fe Proj                                                      5.750   10/01/28        3,157,140
     750   Ventana West Pub Impt Dist NM                                6.875   08/01/33          803,258
                                                                                           --------------
                                                                                               33,779,242
                                                                                           --------------
           NEW YORK 8.3%
   1,845   Amherst, NY Indl Dev Agy Civic Fac Rev Sharrey
           Zedek Proj Ser A Rfdg                                        7.000   06/15/36        1,864,151
   1,950   Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen
           Proj Ser A                                                   6.875   06/01/39        1,997,951
     845   Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc
           Ser A                                                        7.750   11/15/10          916,707
   3,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc
           Ser A                                                        8.125   11/15/20        3,304,560
   1,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc
           Ser A                                                        8.250   11/15/30        1,102,520
   1,340   Brookhaven, NY Indl Dev Agy Sr Residential Hsg
           Rev Woodcrest Estates Fac Ser A (AMT)                        6.250   12/01/23        1,373,152
   4,760   Brookhaven, NY Indl Dev Agy Sr Residential Hsg
           Rev Woodcrest Estates Fac Ser A (AMT)                        6.375   12/01/37        4,863,054
     345   Castle Rest Residential Hlthcare Fac NY Rev
           Hlthcare Fac Ser B                                           8.000   08/01/10          353,111
   3,415   Dutchess Cnty, NY Indl Dev Agy Saint Francis
           Hosp Ser A Rfdg                                              7.500   03/01/29        3,739,015
   1,000   Erie Cnty NY Indl Dev Agy Rev Orchard Pk CCRC
           Inc Proj Ser A                                               6.000   11/15/36        1,056,150
   5,750   Metropolitan Transn Auth NY Rites PA 1400
           (Inverse Floating Rate) (Acquired 08/11/06, Cost
           $6,826,055) (a) (b)                                          5.788   11/15/31        7,077,100
   7,500   Metropolitan Transn Auth NY Rites Port Auth 1273
           (Inverse Floating Rate) (Acquired 08/30/04, Cost
           $8,301,000) (FSA Insd) (a) (b)                               6.277   11/15/24        8,657,100
   7,500   Metropolitan Transn Auth NY Rev UBS Muni Crvs
           Residual 06 1003 (Inverse Floating Rate)
           (Acquired 08/21/06, Cost $8,524,725) (FSA Insd)
           (a) (b)                                                      8.864   05/15/11        8,824,050
   2,000   Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
           Cloverwood Sr Living Ser A                                   6.750   05/01/23        1,900,200
   5,000   Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
           Cloverwood Sr Living Ser A                                   6.875   05/01/33        4,712,250
     815   Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj
           (Prerefunded @ 11/15/10)                                     8.000   11/15/15          930,779
   1,570   Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj
           (Prerefunded @ 11/15/10)                                     8.550   11/15/32        1,884,816
   1,000   Mount Vernon, NY Indl Dev Agy Civic Fac Rev                  6.200   06/01/29        1,025,580
  30,000   Nassau Cnty, NY Tob Settlement Corp Cap Apprec
           Second Sub Ser C                                                 *   06/01/46        2,731,800
 160,000   Nassau Cnty, NY Tob Settlement Corp Cap Apprec
           Third Ser D                                                      *   06/01/60        5,033,600
   3,205   New York City Indl Dev Agy Civic Fac Rev Cmnty
           Res Developmentally Disabled                                 7.500   08/01/26        3,274,132
   3,480   New York City Indl Dev Agy Civic Fac Rev Our
           Lady of Mercy Med Ctr Pkg Corp Proj                          8.500   12/30/22        3,221,192
   3,000   New York City Indl Dev Agy Civic Fac Rev Psch
           Inc Proj                                                     6.375   07/01/33        3,208,920
   2,650   New York City Indl Dev Agy Civic Fac Rev Spl
           Place Inc Proj Ser A                                         7.000   01/01/33        2,806,933
   5,345   New York City Indl Dev Agy Civic Fac Rev Touro
           College Proj Ser A (Acquired 06/29/99, 06/06/01,
           07/22/02, Cost $4,980,640) (b)                               6.350   06/01/29        5,655,651
     315   New York City Indl Dev Agy Lycee Francais De NY
           Proj Ser A (ACA Insd)                                        5.375   06/01/23          329,411
   5,000   New York City Indl Dev Agy Lycee Francais De NY
           Ser C                                                        6.800   06/01/28        5,420,400
  16,900   New York City Indl Dev Agy Rev Liberty-7 World
           Trade Ctr Proj Ser A                                         6.250   03/01/15       17,983,290
  12,000   New York City Indl Dev Agy Rev Liberty-7 World
           Trade Ctr Proj Ser A                                         6.500   03/01/35       12,830,400
  19,050   New York City Indl Dev Agy Rev Liberty-7 World
           Trade Ctr Proj Ser B                                         6.750   03/01/15       20,543,330
   7,500   New York City Indl Dev Agy Rev Visy Paper Inc
           Proj (AMT)                                                   7.950   01/01/28        7,670,925

   5,020   New York City Muni Wtr Auth Rev Drivers Ser 297
           (Inverse Floating Rate) (Acquired 09/27/02, Cost
           $5,236,509) (FSA Insd) (a) (b)                               6.920   06/15/26        5,522,452
   5,000   New York City Muni Wtr Fin Drivers Ser 499
           (Inverse Floating Rate) (Acquired 08/18/04, Cost
           $5,095,296) (a) (b)                                          6.260   06/15/11        5,339,300
  22,500   New York City Trans Drivers Ser 508 (Inverse
           Floating Rate) (Acquired 08/31/04, 09/15/04,
           10/20/04, Cost $23,080,276) (b)                              6.260   02/01/12       24,243,525
   6,250   New York City Hsg Dev Corp Multi-Family Hsg Rev
           Ser C (AMT)                                                  5.050   11/01/36        6,465,125
   5,250   New York City Hsg Dev Corp Multi-Family Hsg Rev
           Ser C (AMT)                                                  5.125   05/01/40        5,395,373
   5,010   New York City Indl Dev Agy Rev Rols RR II R 619
           1 (Inverse Floating Rate) (Acquired 08/18/06,
           Cost $6,032,947) (AMBAC Insd) (b)                            9.288   01/01/25        6,402,379
   2,500   New York Liberty Dev Corp Rev Natl Sports Museum
           Proj Ser A (Acquired 08/07/06, Cost $2,500,000)
           (b)                                                          6.125   02/15/19        2,583,225
   2,000   New York St Dorm Auth Rev North Shore L I Jewish
           Grp                                                          5.375   05/01/23        2,122,760
   7,500   New York St Dorm Auth Rev Non St Supported Debt
           Mtg Hosp Kaledia Hlth (FHA Insd) (c)                         4.700   02/15/35        7,500,000
   8,750   New York St Dorm Auth Rev Rols RR II R 612
           (Inverse Floating Rate) (Acquired 08/11/06, Cost
           $10,342,208) (a) (b)                                         9.288   07/01/30       10,566,675
   2,500   New York St Dorm Auth Rev Winthrop South Nassau
           Univ                                                         5.500   07/01/23        2,644,750
   5,195   New York St Dorm Auth Rev Winthrop South Nassau
           Univ                                                         5.750   07/01/28        5,574,599
   4,000   New York St Dorm Auth Rev Winthrop Univ Hosp
           Assn Ser A                                                   5.500   07/01/23        4,226,760
   2,010   Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Ser A                7.600   09/01/15        2,012,231
   1,250   Oneida Cnty, NY Indl Dev Agy Civic Fac Saint
           Elizabeth Med Ser A                                          5.875   12/01/29        1,272,200
   1,520   Oneida Cnty, NY Indl Dev Agy Civic Fac Saint
           Elizabeth Med Ser B                                          6.000   12/01/19        1,562,317
     200   Onondaga Cnty, NY Indl Dev Agy Civic Fac Rev
           Iroquois Nursing Home Ser B (FHA Gtd) (a)                    7.000   02/01/09          200,014
   4,000   Orange Cnty, NY Indl Dev Agy Arden Hill Life
           Care Ctr Proj Ser A                                          7.000   08/01/31        4,247,040
     300   Oswego Cnty, NY Indl Dev Agy Civic Fac Rev (a)               7.000   02/01/12          311,757
   2,200   Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
           Living Proj (AMT)                                            6.375   10/01/28        2,174,194
   6,225   Port Auth NY & NJ Rites Port Auth 1269 Ser A
           (AMT) (Inverse Floating Rate) (Acquired
           08/03/04, Cost $6,967,408) (MBIA Insd) (a) (b)               6.254   05/01/12        7,296,385
   3,580   Port Auth NY & NJ Rites Port Auth 1269 Ser B
           (AMT) (Inverse Floating Rate) (Acquired
           08/03/04, Cost $3,963,950) (MBIA Insd) (a) (b)               6.254   05/01/12        4,161,714
   5,870   Port Auth NY & NJ Rites PA 1377 Ser R (AMT)
           (Inverse Floating Rate) (Acquired on 05/08/06,
           Cost $6,390,904) (a)                                         7.146   10/01/25        6,933,057

   5,075   Rockland Cnty, NY Indl Dev Agy Civic Fac Rev
           Dominican College Proj (Prerefunded @ 05/01/08)
           (Acquired 06/30/98, 01/28/00, 11/13/00,
           11/17/00, Cost $4,656,737) (b)                               6.250   05/01/28        5,362,600
   2,255   Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
           Highpointe at Malta Proj Ser A                               6.875   06/01/39        2,326,844
   4,000   Suffolk Cnty, NY Indl Dev Agy Medford Hamlet
           Asstd Living Proj (AMT)                                      6.375   01/01/39        4,042,320
   1,000   Suffolk Cnty, NY Gurwin Jewish Phase II                      6.700   05/01/39        1,086,750
   5,250   Suffolk Cnty, NY Indl Dev Agy Continuing Care
           Retirement Cmnty Rev First Mtg Jeffersons Ferry
           (Prerefunded @ 11/01/09)                                     7.250   11/01/28        5,860,838
   1,000   Suffolk Cnty, NY Indl Dev Agy Continuing Care
           Retirement Peconic Landing Ser A                             8.000   10/01/20        1,116,410
   2,000   Suffolk Cnty, NY Indl Dev Agy Continuing Care
           Retirement Peconic Landing Ser A                             8.000   10/01/30        2,217,980
   6,570   Suffolk Cnty, NY Indl Dev Agy Eastern Long Is
           Hosp Assoc Ser A                                             7.750   01/01/22        7,018,271
   2,960   Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
           Spellman High Voltage Fac Ser A (AMT)                        6.375   12/01/17        2,972,521
   4,540   Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev
           Hebrew Academy Spl Children (a)                              7.500   06/01/32        4,905,788
      60   Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest
           Ser B                                                        7.500   08/01/10           60,730
   1,350   Syracuse, NY Indl Dev Agy Rev First Mtg Jewish
           Home Ser A                                                   7.375   03/01/21        1,459,121
   2,325   Syracuse, NY Indl Dev Agy Rev First Mtg Jewish
           Home Ser A                                                   7.375   03/01/31        2,503,304
   5,000   Triborough Brdg & Tunl Auth NY Drivers Ser 525
           (Inverse Floating Rate) (Acquired 09/29/04, Cost
           $5,435,100) (a) (b)                                          6.260   11/15/32        5,368,850
   5,625   Tsasc Inc, NY Rev Rites PA 1389 Ser A (Inverse
           Floating Rate) (Acquired 07/14/06, Cost
           $5,556,431) (a) (b)                                          5.248   06/01/26        5,695,369
  10,000   Tsasc Inc, NY Rev Rites PA 1389 Ser B (Inverse
           Floating Rate) (Acquired 07/14/06, Cost
           $9,415,600) (a) (b)                                          5.248   06/01/34       10,125,100
   4,845   Tsasc Inc, NY Rev Rites PA 1389 Ser C (Inverse
           Floating Rate) (Acquired 07/14/06, Cost
           $4,575,570) (a) (b)                                          5.498   06/01/42        4,905,611
  12,765   Tsasc Inc, NY Rev Ser 1                                      5.000   06/01/34       12,804,061
     495   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A                                  6.250   06/01/08          496,807
   1,000   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A                                  6.400   06/01/14        1,006,530
   3,895   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A                                  6.450   06/01/24        3,903,959
   3,750   Utica, NY Indl Dev Agy Civic Fac Rev Utica
           College Civic Fac                                            6.850   12/01/31        4,090,688
   5,000   Westchester Cnty, NY Indl Dev Agy Mtg Kendal on
           Hudson Proj Ser A                                            6.375   01/01/24        5,339,500
   5,000   Westchester Cnty, NY Indl Dev Agy Mtg Kendal on
           Hudson Proj Ser A                                            6.500   01/01/34        5,344,550
   2,000   Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg
           Inc Ser A                                                    7.375   07/01/30        2,153,180
                                                                                           --------------
                                                                                              367,217,744
                                                                                           --------------
           NORTH CAROLINA 0.8%
   1,000   Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth
           Intl Paper Co Proj Ser A (AMT)                               5.900   09/01/25        1,052,560
   1,000   North Carolina Med Care Commn First Mtg Arbor
           Acres Cmnty Proj                                             6.250   03/01/27        1,063,370
   7,050   North Carolina Med Care Commn First Mtg Baptist
           Retirement Ser A                                             6.400   10/01/31        7,352,516
   3,000   North Carolina Med Care Commn First Mtg Forest
           at Duke Proj                                                 6.375   09/01/32        3,186,840
   2,500   North Carolina Med Care Commn First Mtg
           Presbyterian Homes Proj (Prerefunded @ 10/01/10)             7.000   10/01/31        2,838,050
   2,500   North Carolina Med Care Commn First Mtg
           Salemtowne Proj                                              6.625   04/01/31        2,656,425
   1,200   North Carolina Med Care Commn First Mtg United
           Methodist Homes (Prerefunded @ 10/01/09)                     7.000   10/01/17        1,315,668
   1,250   North Carolina Med Care Commn First Mtg United
           Methodist Homes (Prerefunded @ 10/01/09)                     7.250   10/01/32        1,379,475
   9,500   North Carolina Med Care Commn Retirement Fac Rev
           First Mtg Givens Estates Proj Ser A                          6.500   07/01/32       10,227,795
   2,000   North Carolina Med Care Hlth First Mtg
           Presbyterian Homes                                           5.500   10/01/31        2,065,540
   2,000   North Carolina Med Care Hlth First Mtg
           Presbyterian Homes                                           5.600   10/01/36        2,077,980
                                                                                           --------------
                                                                                               35,216,219
                                                                                           --------------

           NORTH DAKOTA 0.3%
   2,610   Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg
           Lutheran Rfdg                                                6.100   10/01/23        2,124,488
     495   Fargo, ND Multi-Family Rev Hsg Trollwood Vlg
           Proj Ser A Rfdg (AMT)                                        7.250   09/01/21          506,514
     765   Fargo, ND Multi-Family Rev Hsg Trollwood Vlg
           Proj Ser A Rfdg (AMT)                                        7.400   09/01/26          782,725
   2,120   Fargo, ND Multi-Family Rev Hsg Trollwood Vlg
           Proj Ser A Rfdg (AMT)                                        7.600   09/01/31        2,183,218
   1,000   Grand Forks, ND Nursing Fac Vly Homes & Svcs
           Proj Ser A                                                   6.250   11/01/29        1,037,890
   4,000   Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly
           Square Proj                                                  6.250   12/01/34        4,013,320
   1,850   Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly
           Square Proj                                                  6.375   12/01/34        1,859,454
                                                                                           --------------
                                                                                               12,507,609
                                                                                           --------------
           OHIO 1.6%
  10,255   Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj            6.500   09/01/36       10,528,091
   1,500   Akron Bath Copley, OH St Twp Hosp Dist Rev Summa
           Hosp Ser A                                                   5.375   11/15/24        1,532,385
   4,000   Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem
           Ser A Rfdg                                                   6.900   11/15/23        4,331,480
   7,650   Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem
           Ser A Rfdg                                                   7.125   11/15/33        8,332,074
   5,000   Cleveland Cuyahoga Cnty, OH Spl Assmt Tax
           Increment Proj                                               7.350   12/01/31        5,384,750
   2,500   Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty
           Inc Proj Ser C                                               6.250   05/15/32        2,549,375
   3,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj               7.500   01/01/30        3,323,580
   7,000   Cuyahoga Cnty, OH Rev Ser A Rfdg                             6.000   01/01/32        7,745,640
   4,000   Dayton, OH Spl Fac Rev Air Freight Cargo Day LLC
           Proj (AMT)                                                   6.300   04/01/22        3,897,280
   2,000   Dayton, OH Spl Fac Rev Air Freight Ser D (AMT)               6.200   10/01/09        2,134,680
   2,035   Hamilton Cnty, OH Multi-Family Rev Hsg Garden
           Hill Washington Pk Apt (AMT)                                 7.750   10/01/21        1,860,560
   2,500   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                   5.375   10/01/30        2,633,525
   1,000   Lucas Cnty, OH Hlthcare Impt Sunset Retirement
           Ser A Rfdg                                                   6.550   08/15/24        1,072,460
     500   Lucas Cnty, OH Hlthcare Impt Sunset Retirement
           Ser A Rfdg                                                   6.625   08/15/30          535,905
     915   Madison Cnty, OH Hosp Impt Rev Madison Cnty Hosp
           Proj Rfdg (Prerefunded @ 08/01/08)                           6.250   08/01/18          946,339
   3,230   Madison Cnty, OH Hosp Impt Rev Madison Cnty Hosp
           Proj Rfdg (Prerefunded @ 08/01/08)                           6.400   08/01/28        3,375,318
   4,340   Norwood, OH Tax Increment Rev Fin Cornerstone at
           Norwood                                                      6.200   12/01/31        4,367,776
   2,000   Ohio St Air Quality Dev Auth Pollutn Ctl
           Cleveland Ser A Rfdg                                         6.000   12/01/13        2,061,340
   1,000   Pinnacle Cmnty Infrastructure Fac Ser A                      6.000   12/01/22        1,041,290
   2,000   Pinnacle Cmnty Infrastructure Fac Ser A                      6.250   12/01/36        2,062,640
     500   Port Gtr Cincinnati Dev Auth Coop Pub Pkg
           Infrastructure Proj                                          6.300   02/15/24          542,870
   2,030   Port Gtr Cincinnati Dev Auth Coop Pub Pkg
           Infrastructure Proj                                          6.400   02/15/34        2,199,363
                                                                                           --------------
                                                                                               72,458,721
                                                                                           --------------

           OKLAHOMA 0.8%
   1,170   Citizen Potawatomi Nation, OK Ser A                          6.500   09/01/16        1,232,349
   1,150   Langston, OK Econ Dev Langston Cmnty Dev Corp
           Proj Ser A (Prerefunded @ 08/01/10)                          7.625   08/01/20        1,328,699
   1,000   Langston, OK Econ Dev Langston Cmnty Dev Corp
           Proj Ser A (Prerefunded @ 08/01/10)                          7.750   08/01/30        1,159,900
     750   Oklahoma Cnty, OK Fin Auth Rev Epworth Villa
           Proj Ser A Rfdg                                              5.700   04/01/25          763,815
   1,250   Oklahoma Cnty, OK Fin Auth Rev Epworth Villa
           Proj Ser A Rfdg                                              5.875   04/01/30        1,281,675
   2,000   Oklahoma Cnty, OK Fin Auth Rev Epworth Villa
           Proj Rfdg                                                    6.000   04/01/22        2,042,600
   1,200   Oklahoma Cnty, OK Fin Auth Rev Epworth Villa
           Proj Ser A Rfdg                                              7.000   04/01/25        1,233,576
   1,990   Oklahoma Cnty, OK Fin Auth Rev Epworth Villa
           Proj Ser A Rfdg (Prerefunded @ 04/01/10)                     7.600   04/01/30        2,249,198
   5,000   Oklahoma Dev Fin Auth Rev Comache Cnty Hosp Proj
           Ser B                                                        6.375   07/01/21        5,543,550
     500   Oklahoma Dev Fin Auth Rev Comache Cnty Hosp Proj
           Ser B                                                        6.600   07/01/31          554,940
   3,740   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys
           Ser A Rfdg (Prerefunded @ 08/15/09) (g)                      5.625   08/15/19        3,980,893
   6,220   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys
           Ser A Rfdg (Prerefunded @ 08/15/09)                          5.625   08/15/29        6,620,630
   2,500   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys
           Ser A Rfdg (Prerefunded @ 08/15/09)                          5.750   08/15/12        2,669,700
   2,000   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys
           Ser A Rfdg (Prerefunded @ 08/15/09)                          5.750   08/15/13        2,135,760
   1,000   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys
           Ser A Rfdg (Prerefunded @ 08/15/09)                          5.750   08/15/15        1,067,880
   1,000   Stillwater, OK Med Ctr Auth                                  5.625   05/15/23        1,087,030
   2,000   Tulsa Cnty, OK Indl Auth Multi-Family Hsg
           Shadybrook Apt Ser A                                         6.375   07/01/28        1,962,380
                                                                                           --------------
                                                                                               36,914,575
                                                                                           --------------
           OREGON 0.9%
   2,000   Clackamas Cnty, OR Hosp Fac Willamette View Inc
           Proj Ser A (Prerefunded @ 11/01/09)                          7.500   11/01/29        2,243,620
   1,150   Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg                     6.000   08/01/14        1,149,218
   4,000   Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg                     6.875   08/01/28        4,079,840
   1,700   Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg
           Forest Glen Ser A (a)                                        7.500   09/01/27        1,742,194
   9,500   Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger
           Plaza Proj Rfdg (Acquired 05/16/03, 11/17/03,
           Cost $9,513,538) (b)                                         6.500   12/01/29        9,783,195
   3,000   Oregon St Fac Auth Rev College Hsg Northwest
           Proj Ser A                                                   5.450   10/01/32        3,080,460
   3,683   Oregon St Hlth Hsg Ed & Cultural Fac Auth (AMT)              7.250   06/01/28        3,820,078
   2,915   Oregon St Hlth Hsg Ed Auth OR Baptist Retirement
           Homes Ser A                                                  8.000   11/15/26        2,982,453
   9,925   Yamhill Cnty, OR Hosp Auth Rev Friendsview
           Retirement Cmnty                                             7.000   12/01/34       10,933,579
                                                                                           --------------
                                                                                               39,814,637
                                                                                           --------------

           PENNSYLVANIA 5.1%
   1,000   Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac
           Villa Saint Joseph                                           5.875   08/15/18        1,007,140
   4,500   Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac
           Villa Saint Joseph                                           6.000   08/15/28        4,528,080
   1,000   Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South
           Hills Hlth Sys Ser B                                         6.625   05/01/20        1,069,440
   1,000   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                   9.250   11/15/15        1,191,100
   6,240   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                   9.250   11/15/22        7,410,749
  11,925   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                   9.250   11/15/30       14,138,280
   1,695   Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)             6.625   09/01/24        1,709,560
   6,605   Allegheny Cnty, PA Indl Dev Auth Lease Rev Air
           Freight Cargo Fac Pit LLC (AMT) (a)                          7.750   09/01/31        7,154,998
   4,275   Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj Ser A         7.000   01/01/34        4,469,171
   1,000   Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler                                        6.100   05/01/14        1,005,230
     900   Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler                                        6.200   05/01/19          905,868
   2,000   Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler                                        6.300   05/01/29        2,006,900
   1,000   Chartiers Vly, PA Indl & Com Dev Auth First Mtg
           Rev Asbury Hlth Ctr Rfdg                                     6.375   12/01/19        1,037,530
   2,500   Chartiers Vly, PA Indl & Com Dev Auth First Mtg
           Rev Asbury Hlth Ctr Rfdg                                     6.375   12/01/24        2,595,950
   2,000   Chartiers Vly, PA Indl Asbury Hlth Ctr Proj Rfdg             7.400   12/01/15        2,009,940
  10,295   Chester Cnty, PA Hlth & Ed Fac Chester Cnty Hosp
           Ser A                                                        6.750   07/01/31       11,286,409
   2,250   Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj             7.250   07/01/24        2,539,148
   2,200   Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj             7.625   07/01/34        2,494,426
   2,500   Crawford Cnty, PA Hosp Auth Sr Living Fac Rev                6.250   08/15/29        2,571,300
   1,000   Cumberland Cnty, PA Indl Dev Auth Rev First Mtg
           Woods Cedar Run Ser A Rfdg (f) (i)                           6.500   11/01/18          487,830
   3,250   Cumberland Cnty, PA Indl Dev Auth Rev First Mtg
           Woods Cedar Run Ser A Rfdg (f) (i)                           6.500   11/01/28        1,584,928
   4,000   Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum
           Place Ser A                                                  6.000   01/15/25        2,889,960
   5,500   Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Riverfront Office                                            6.000   01/01/25        5,229,840
   1,000   Delaware Cnty, PA Auth Rev White Horse Vlg Proj
           Ser A Rfdg (Prerefunded @ 07/01/10)                          7.625   07/01/30        1,144,030
   1,000   Fulton Cnty PA Indl Dev Auth Hosp Rev Fulton
           Cnty Med Ctr Proj                                            5.875   07/01/31        1,022,770
   1,900   Fulton Cnty PA Indl Dev Auth Hosp Rev Fulton
           Cnty Med Ctr Proj                                            5.900   07/01/40        1,945,372
   4,155   Grove City, PA Area Hosp Auth Hlth Fac Rev Grove
           Manor Proj (Prerefunded @ 08/15/08)                          6.625   08/15/29        4,379,827
   4,530   Hazleton, PA Hlth Svc Auth Hazleton Saint
           Joseph's Med Ctr                                             6.200   07/01/26        4,538,834
   2,200   Indiana Cnty, PA Indl Dev Auth PSEG Pwr LLC Proj
           Rfdg (AMT)                                                   5.850   06/01/27        2,320,098
   1,650   Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg
           Proj Ser A (Prerefunded @ 05/01/10)                          7.625   05/01/31        1,885,191
   2,500   Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp
           Ser A                                                        5.625   11/01/34        2,652,900
   3,000   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Church Home Inc                             7.750   11/01/33        3,318,720
   3,000   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Church Home Inc Proj Ser A                  6.000   12/15/23        3,037,980
   1,000   Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint
           Luke's Bethlehem                                             5.375   08/15/33        1,044,760
   3,000   Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
           Oblig Grp Rfdg                                               6.000   11/01/18        2,961,540
   6,085   Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
           Oblig Grp Rfdg                                               6.000   11/01/23        5,925,573
   1,790   Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj                                            6.100   06/01/18        1,731,574
   4,000   Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj                                            6.300   06/01/28        3,795,760
   2,045   Luzerne Cnty, PA Indl Dev Auth First Mtg Gross
           Rev Rfdg (a)                                                 7.875   12/01/13        2,046,841
   2,500   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr            6.000   01/01/43        2,672,275
   4,180   Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
           Impt AHF/Montgomery Rfdg                                     6.875   04/01/36        4,340,010
   2,000   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
           The Meadowood Corp Proj Ser A Rfdg                           6.000   12/01/10        2,001,760
   1,000   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
           The Meadowood Corp Proj Ser A Rfdg                           6.250   12/01/17        1,033,180

   3,200   Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare
           Adv Geriatric Ser A                                          8.375   07/01/23        3,201,504
   1,500   Montgomery Cnty, PA Indl Dev Auth Rev Mtg
           Whitemarsh Cont Care Proj                                    6.125   02/01/28        1,597,740
   1,500   Montgomery Cnty, PA Indl Dev Auth Rev Mtg
           Whitemarsh Cont Care Proj                                    6.250   02/01/35        1,594,620
   2,660   Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth
           Academy (a)                                                  7.750   09/01/14        2,664,017
   1,600   Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp
           Ser A                                                        5.625   07/01/32        1,695,136
   2,275   Northeastern PA Hosp & Ed Auth Hlthcare Rev                  7.125   10/01/29        2,344,183
   2,650   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
           Amtrak Proj Ser A (AMT)                                      6.500   11/01/16        2,875,303
   2,900   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
           Amtrak Proj Ser A (AMT)                                      6.125   11/01/21        3,110,221
   2,755   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
           Amtrak Proj Ser A (AMT)                                      6.250   11/01/31        2,955,840
   3,000   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
           Amtrak Proj Ser A (AMT)                                      6.375   11/01/41        3,219,270
   2,230   Pennsylvania Econ Dev Fin Northwestern Human Svc
           Ser A                                                        5.250   06/01/28        2,137,767
   7,000   Pennsylvania Econ Dev Fin Reliant Energy Ser B (AMT)         6.750   12/01/36        7,519,470
   5,000   Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ         5.500   05/01/34        5,205,400
     985   Pennsylvania St Higher Ed Student Assn Inc Proj
           Ser A                                                        6.750   09/01/32        1,063,150
   1,565   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                6.000   01/15/31        1,706,100
   2,600   Philadelphia, PA Auth for Indl Dev Baptist Home
           of Philadelphia Ser A                                        5.500   11/15/18        2,521,142
   5,485   Philadelphia, PA Auth for Indl Dev Baptist Home
           of Philadelphia Ser A                                        5.600   11/15/28        5,224,298
   3,050   Philadelphia, PA Auth for Indl Pauls Run Ser A               5.875   05/15/28        3,090,626
   1,090   Philadelphia, PA Auth Indl Dev Cathedral Vlg
           Proj Ser A                                                   6.750   04/01/23        1,211,797
   1,500   Philadelphia, PA Auth Indl Dev Cathedral Vlg
           Proj Ser A                                                   6.875   04/01/34        1,665,360
   8,500   Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg             7.750   12/01/17        8,554,825
   2,180   Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp
           Rev Rfdg                                                     6.500   07/01/27        2,193,603
     900   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
           Centralized Comp Human Svcs Ser A                            6.125   01/01/13          895,023
   4,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
           Centralized Comp Human Svcs Ser A                            7.250   01/01/21        4,242,440
   2,495   Philadelphia, PA Hosp & Higher Ed Temple Univ Hosp           5.500   11/15/15        2,536,118
   2,000   Philadelphia, PA Hosp & Higher Ed Temple Univ
           Hosp Ser A                                                   6.625   11/15/23        2,024,460
   2,000   Scranton-Lackawanna, PA Hlth & Welfare Auth Rev
           Marian Cmnty Hosp Proj Rfdg (Prerefunded @ 01/15/07)         7.125   01/15/13        2,062,940
   1,465   Scranton-Lackawanna, PA Hlth & Welfare Auth Rev
           Marian Cmnty Hosp Proj Rfdg (Prerefunded @ 01/15/07)         7.250   01/15/17        1,511,777
   3,100   Scranton-Lackawanna, PA Hlth & Welfare Auth Rev
           Marian Cmnty Hosp Proj Rfdg (Prerefunded @ 01/15/07)         7.350   01/15/22        3,200,099
   2,500   Westmoreland Cnty, PA Indl Dev Hlthcare Fac
           Redstone Ser B (Prerefunded @ 11/15/10)                      8.000   11/15/23        2,902,400
   2,950   Wilkinsburg, PA Muni Auth Hlth Fac Rev Monroeville
           Christian Ser A (Prerefunded @ 03/01/07)                     8.250   03/01/27        3,105,170
                                                                                           --------------
                                                                                              224,954,571
                                                                                           --------------
           RHODE ISLAND 0.3%
   2,000   Rhode Island St Econ Dev Corp Rev Oblig Providence
           Place                                                        7.250   07/01/20        2,056,020
   7,310   Rhode Island St Hlth & Ed Bldg Hosp Fin Lifespan
           Oblig Grp (Prerefunded @ 08/15/12)                           6.500   08/15/32        8,382,304
   1,500   Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg Ser A          6.875   05/01/22        1,627,815
                                                                                           --------------
                                                                                               12,066,139
                                                                                           --------------

           SOUTH CAROLINA 1.8%
   2,500   Lancaster Cnty, SC Assmt Rev Edenmoor Impt Dist
           Ser A (Acquired on 05/19/06, Cost $2,500,000) (b)            5.750   12/01/37        2,567,900
   2,000   Lexington Cnty, SC Hlth Svcs                                 5.500   05/01/32        2,111,740
   2,000   Lexington Cnty, SC Hlth Svcs                                 5.500   05/01/37        2,109,500
   1,450   Loris, SC Cmnty Hosp Dist Hosp Rev Ser B                     5.625   01/01/29        1,496,487
   1,915   Medical Univ SC Hosp Auth Ser A Rfdg
           (Prerefunded @ 08/15/12)                                     6.250   08/15/22        2,179,308
   1,700   Medical Univ SC Hosp Auth Ser A Rfdg
           (Prerefunded @ 08/15/12)                                     6.375   08/15/27        1,945,922
   7,000   Richland Cnty, SC Environmental Impt Rev Intl
           Paper (AMT)                                                  6.100   04/01/23        7,596,890
   5,050   South Carolina Jobs Econ Dev Auth Econ Dev Rev
           Bon Secours Hlth Sys Inc Ser A                               5.625   11/15/30        5,364,110
     468   South Carolina Jobs Econ Dev Auth Econ Dev Rev
           Westminster Presbyterian Ctr (Escrowed to Maturity)          6.750   11/15/10          497,470
     500   South Carolina Jobs Econ Dev Auth Econ Dev Rev
           Westminster Presbyterian Ctr (Prerefunded @
           11/15/10)                                                    7.500   11/15/20          582,330
   1,200   South Carolina Jobs Econ Dev Auth Hlth Fac Rev
           First Mtg Lutheran Homes Rfdg                                5.650   05/01/18        1,195,032
   2,500   South Carolina Jobs Econ Dev Auth Hlth Fac Rev
           First Mtg Westley Commons Proj                               8.000   10/01/31        2,734,925
   5,000   South Carolina Jobs Econ Dev Auth Hosp Fac Rev
           Impt Palmetto Hlth Alliance Ser A Rfdg                       6.125   08/01/23        5,553,350
   9,900   South Carolina Jobs Econ Dev Auth Hosp Fac Rev
           Impt Palmetto Hlth Alliance Ser A Rfdg                       6.250   08/01/31       11,034,639
   4,005   South Carolina Jobs Econ Dev Auth Hosp Fac Rev
           Palmetto Hlth Ser C (Prerefunded @ 08/01/13)                 6.375   08/01/34        4,627,457
     495   South Carolina Jobs Econ Dev Auth Hosp Fac Rev
           Palmetto Hlth Ser C                                          6.375   08/01/34          556,340
   5,500   South Carolina Jobs Econ Dev First Mtg Lutheran
           Homes                                                        6.625   05/01/20        5,695,085
   2,540   South Carolina Jobs Econ Dev First Mtg Lutheran
           Homes Rfdg                                                   5.700   05/01/26        2,504,338
   3,000   South Carolina Jobs Econ Dev First Mtg Westley
           Commons Proj                                                 7.750   10/01/24        3,266,430
   4,000   South Carolina Jobs Econ Dev First Mtg Westley
           Commons Proj (a)                                             7.750   10/01/33        4,340,000
   1,650   South Carolina Jobs Econ Episcopal Home Still
           Proj Ser A                                                   6.250   05/15/25        1,710,555
   3,350   South Carolina Jobs Econ Episcopal Home Still
           Proj Ser A                                                   6.375   05/15/32        3,515,691
   5,015   Tobacco Settlement Rev Mgmt Auth SC Tob
           Settlement Rev Ser B                                         6.375   05/15/28        5,394,786
                                                                                           --------------
                                                                                               78,580,285
                                                                                           --------------
           SOUTH DAKOTA 0.7%
   3,750   Minnehaha Cnty, SD Hlth Fac Bethany Lutheran
           Home Proj Ser A                                              7.000   12/01/35        3,922,725
   3,600   Mobridge, SD Hlthcare Fac Rev Mobridge Regl Hosp
           Proj                                                         6.500   12/01/22        3,700,116
   9,555   Sioux Falls, SD Multi-Family Rev Hsg Inn on
           Westport Proj A 1 Rfdg (Acquired 08/04/06, Cost
           $9,555,000) (b) (c)                                          6.000   03/01/40        9,673,195
   1,750   Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj
           Ser A                                                        6.625   11/15/23        1,824,620
   3,250   Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj
           Ser A                                                        6.750   11/15/33        3,366,545
   6,215   Sioux Falls, SD Multi-Family Hsg Inn Westport
           Proj Ser A (Prerefunded @ 12/01/06) (Acquired
           01/26/04, Cost $6,272,986) (b)                               7.500   12/01/34        6,455,769
   2,000   South Dakota St Hlth & Ed Fac Auth Rev Sioux Vly
           Hosp & Hlth Sys Ser A                                        5.250   11/01/34        2,088,660
   1,600   Winner, SD Econ Dev Rev Winner Regl Hlthcare Ctr
           Rfdg (a)                                                     6.000   04/01/28        1,600,064
                                                                                           --------------
                                                                                               32,631,694
                                                                                           --------------
           TENNESSEE 2.1%
   3,710   Clarksville, TN Nat Gas Acquisition Corp Gas Rev
           Rites Ser 1401 A (Inverse Floating Rate)
           (Acquired 08/11/06, Cost $4,587,823) (a) (b)                 7.318   12/15/19        4,838,137
   1,725   Clarksville, TN Nat Gas Acquisition Corp Gas Rev
           Rites Ser 1401 B (Inverse Floating Rate)
           (Acquired 08/11/06, Cost $2,138,517) (a) (b)                 7.318   12/15/21        2,257,680
   1,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
           First Mtg Ser B Impt & Rfdg                                  8.000   07/01/33        1,181,810
   1,200   Johnson City, TN Hlth & Ed Appalachian Christian
           Vlg Proj Ser A                                               6.000   02/15/19        1,217,304
   1,000   Johnson City, TN Hlth & Ed Appalachian Christian
           Vlg Proj Ser A                                               6.000   02/15/24        1,012,450
   5,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg Mtn States Hlth Ser A Rfdg                         7.500   07/01/25        5,868,850
   7,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg Mtn States Hlth Ser A Rfdg                         7.500   07/01/33        8,174,950
   1,200   Johnson City, TN Hlth & Ed Fac Brd Retirement
           Fac Rev Appalachian Christian Vlg Proj Ser A                 6.250   02/15/32        1,246,968
   7,000   Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev
           Baptist Hlth Sys East TN                                     6.500   04/15/31        7,693,280
   2,700   Knox Cnty, TN Hlth Ed Hosp Fac Impt East TN Hosp
           Ser B Rfdg                                                   5.750   07/01/33        2,866,293

   4,850   Metropolitan Govt Nashville & Davidson Blakeford
           at Green Hills Rfdg                                          5.650   07/01/24        4,916,203
   1,650   Shelby Cnty, TN Hlth & Ed Germantown Vlg Ser A               7.000   12/01/23        1,746,641
   6,500   Shelby Cnty, TN Hlth & Ed Germantown Vlg Ser A               7.250   12/01/34        6,927,180
   5,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev
           Drivers Ser 254 (Inverse Floating Rate)
           (Acquired 04/24/02, Cost $4,922,800) (a) (b)                 9.140   09/01/21        6,522,150
     375   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A                               6.250   11/15/16          385,729
   7,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A                               6.375   11/15/25        7,151,270
   4,500   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hosp
           Wellmont Hlth Sys Proj (Prerefunded @ 09/01/12)              6.250   09/01/32        5,096,070
   1,665   Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj (a)                                   7.500   01/01/18        1,700,997
   4,070   Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj (a)                                   7.750   01/01/29        4,157,912
   3,125   Tennessee Energy Acquisition Corp Gas Rev Rites
           PA 1395 (Inverse Floating Rate) (Acquired
           08/09/06, Cost $4,231,625) (b)                               8.319   09/01/21        4,493,688
  10,000   Tennessee Energy Acquisition Corp Gas Rev Rols
           RR II R 598 (Inverse Floating Rate) (Acquired
           07/14/06, Cost $12,374,400) (b)                             10.302   09/01/22       14,486,200
                                                                                           --------------
                                                                                               93,941,762
                                                                                           --------------
           TEXAS 5.8%
   1,805   Abia Dev Corp TX Arpt Fac Rev Aero Austin LP
           Proj (AMT)                                                   7.250   01/01/25        1,869,078
     315   Abia Dev Corp TX Arpt Fac Rev Austin Belly Port
           Dev LLC Proj Ser A (AMT)                                     6.250   10/01/08          316,380
   3,775   Abia Dev Corp TX Arpt Fac Rev Austin Belly Port
           Dev LLC Proj Ser A (AMT)                                     6.500   10/01/23        3,782,814
   2,000   Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev
           Sears Methodist Retirement Ser A                             6.750   11/15/28        2,053,960
   5,000   Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev
           Sears Methodist Retirement Ser A                             7.000   11/15/33        5,482,000
   1,700   Atlanta, TX Hosp Auth Fac Rev                                6.750   08/01/29        1,747,668
   1,000   Austin, TX Conv Enterprises Inc First Tier Ser A             6.700   01/01/28        1,066,570
   2,000   Austin-Bergstorm Landhost Enterprises Inc TX
           Arpt Hotel Sr Ser A (e)                                6.750/4.450   04/01/27        1,510,440
     750   Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement
           Residence Proj                                               6.125   07/01/22          805,673
   1,000   Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement
           Residence Proj                                               6.300   07/01/32        1,076,640
   3,350   Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev
           Woodland Ridge Apt Proj Ser A (AMT)                          7.000   01/01/39        3,518,706
   5,000   Brazos Riv Auth TX Pollutn Ctl Rev TXU Energy Co
           Proj Ser A Rfdg (AMT)                                        6.750   04/01/38        5,567,800
   9,500   Brazos Riv Auth TX Pollutn Ctl Rev TXU Energy Co
           Proj Ser B Rfdg (AMT)                                        6.300   07/01/32       10,313,485
   1,585   Brazos Riv Auth TX Pollutn Ctl Rev TXU Energy Co
           Proj Ser C Rfdg (AMT)                                        5.750   05/01/36        1,683,793
  10,000   Brazos Riv Auth TX Pollutn TX Util Co Ser A (AMT)            7.700   04/01/33       11,693,000
   1,000   Brazos Riv Auth TX Rev Reliant Energy Inc Proj
           Ser A Rfdg                                                   5.375   04/01/19        1,026,790
   2,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna
           Mem Proj Ser A                                               6.125   02/01/22        2,153,920
   3,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna
           Mem Proj Ser A                                               6.250   02/01/32        3,229,950
   6,000   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg                     7.250   04/01/32        6,281,520
   1,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A
           (AMT) (FGIC Insd)                                            6.000   11/01/28        1,063,980
   3,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A
           (AMT) (FGIC Insd)                                            6.000   11/01/32        3,191,940
   8,000   Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys Ser A          7.000   09/01/25        8,746,640
   5,000   Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys Ser A          7.125   09/01/34        5,474,500
   5,390   Grand Prairie, TX Hsg Fin Corp                               7.750   01/01/34        5,408,488
   1,990   Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)           6.500   01/01/24        2,145,300
   3,000   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good
           Shepherd Med Ctr Proj Ser A                                  6.375   10/01/21        3,258,930
   5,320   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good
           Shepherd Med Ctr Proj Ser A                                  6.500   10/01/26        5,781,776
   2,000   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good
           Shepherd Med Ctr Proj Ser A                                  6.500   10/01/29        2,168,120
   1,050   Gulf Coast Waste Disp Auth Valero Energy Corp
           Proj (AMT)                                                   5.700   04/01/32        1,082,540
   5,510   Harris Cnty, TX Hlth Fac Dev Corp Rev Drivers
           Ser 223 (Inverse Floating Rate) (Acquired
           07/31/01, Cost $5,544,649) (b)                               7.370   02/15/17        6,436,672
   2,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann
           Hlthcare Ser A (Prerefunded @ 06/01/11)                      6.375   06/01/29        2,250,080
  10,095   Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc Proj             6.875   08/15/26       10,535,849
     500   Houston, TX Hlth Fac Dev Corp Buckingham Sr
           Living Cmnty Ser A                                           7.000   02/15/23          557,120

   4,000   Houston, TX Hlth Fac Dev Corp Buckingham Sr
           Living Cmnty Ser A                                           7.125   02/15/34        4,450,080
   3,995   Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)             6.375   01/01/23        4,280,123
  10,000   Houston, TX Util Sys Rev Drivers Ser 506
           (Inverse Floating Rate) (Acquired 08/24/04, Cost
           $10,901,842) (MBIA Insd) (a) (b)                             6.760   05/15/12       11,573,800
   5,280   Houston, TX Util Sys Rev Rites PA 1372R (Inverse
           Floating Rate) (Acquired on 05/08/06, Cost
           $5,852,194) (MBIA Insd) (a) (b)                              7.852   05/15/28        5,858,371
   2,500   Lubbock, TX Hlth Fac Dev Corp First Mtg Carillon
           Proj Ser A Rfdg                                              6.500   07/01/26        2,578,175
   5,000   Lubbock, TX Hlth Fac Dev Corp First Mtg Carillon
           Proj Ser A Rfdg                                              6.625   07/01/36        5,150,950
   2,935   Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
           Carillon Proj Ser A (Prerefunded @ 07/01/09)                 6.500   07/01/19        3,150,400
   1,500   Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
           Carillon Proj Ser A (Prerefunded @ 07/01/09)                 6.500   07/01/29        1,639,995
   8,720   Meadow Parc Dev Inc TX Multi-Family Rev Hsg
           Meadow Parc Apt Proj                                         6.500   12/01/30        8,894,749
   1,000   Mesquite, TX Hlth Fac Dev Corp Retirement Fac
           Christian Care Ctr Ser A (Prerefunded @ 02/15/10)            7.625   02/15/28        1,131,700
   1,000   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
           Mem Hosp Proj                                                6.625   01/01/11        1,023,810
   2,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
           Mem Hosp Proj                                                7.250   01/01/31        2,585,475
   2,755   Midlothian, TX Dev Auth Tax                                  6.700   11/15/23        2,864,236
   2,000   Midlothian, TX Dev Auth Tax                                  7.875   11/15/26        2,206,040
   2,000   Midlothian, TX Dev Auth Tax (Acquired 12/02/04,
           Cost $2,000,000) (b)                                         6.200   11/15/29        2,044,120
   5,000   North Central, TX Hlth Fac Dev Corp Hosp Rev Utd
           Regl Hlthcare Sys Inc Proj                                   5.500   09/01/28        5,240,800
   1,530   North Central, TX Hlth Fac Dev Corp Rev Hlth Fac
           C C Young Mem Proj                                           6.300   02/15/15        1,546,968
   2,250   North Central, TX Hlth Fac Dev Corp Rev Hlth Fac
           C C Young Mem Proj                                           6.375   02/15/20        2,281,028
   3,720   Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg
           at Pine Hallow                                               8.000   03/01/28        3,771,113
   3,000   Richardson, TX Hosp Auth Rev Richardson Regl
           Impt & Rfdg                                                  6.000   12/01/34        3,251,580
   2,000   Sabine River Auth TX Pollutn Ctl Rev TX Elec
           Proj Ser A Rfdg (AMT)                                        6.450   06/01/21        2,136,320
   2,000   San Antonio, TX Hsg Fin Corp Multi-Family Hsg
           Rev Beverly Oaks Apt Proj Ser A                              7.750   02/01/27        2,068,260
   1,815   San Antonio, TX Hsg Fin Corp Multi-Family Hsg
           Rev Marbach Manor Apt Proj Ser A (AMT)                       8.125   06/01/27        1,786,250
   1,250   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
           Retirement Fac Northwest Sr Hsg Edgemere Proj Ser A          6.000   11/15/26        1,331,363
     960   Texas St Dept Hsg & Cmnty Affairs Single Family
           Rev Mtg Ser A (AMT) (MBIA Insd)                              5.500   03/01/26          996,134
     975   Texas St Dept Hsg & Cmnty Affairs Single Family
           Rev Mtg Ser A (AMT) (MBIA Insd)                              5.550   03/01/34        1,008,218
   2,000   Texas St Pub Fin Auth Sch Excellence Ed Proj Ser
           A (Acquired 12/02/04, Cost $1,986,049) (b)                   7.000   12/01/34        2,180,680
   1,000   Texas St Student Hsg Corp MSU Proj Midwestern St
           Univ                                                         6.500   09/01/22        1,085,560
   4,375   Texas St Student Hsg Corp MSU Proj Midwestern St
           Univ                                                         6.500   09/01/34        4,713,975
   6,200   Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp             6.000   07/01/29        6,446,140
   1,000   Tyler, TX Hlth Fac Dev Corp Mother Frances Hosp              5.750   07/01/33        1,056,210
   8,200   University, TX Univ Rev  Drivers Ser 517
           (Inverse Floating Rate) (Acquired 09/22/04 to
           07/13/05, Cost $9,074,903) (a) (b)                           6.400   07/01/23        8,989,332
  12,500   University, TX Univ Rev Drivers Ser 584 (Inverse
           Floating Rate) (Acquired 11/09/04, Cost
           $13,131,415) (a) (b)                                         6.260   08/15/12       13,522,750
   7,945   Wichita Cnty, TX Hlth Fac Rolling Meadows Fac
           Ser A Rfdg                                                   6.250   01/01/28        8,097,703
   4,500   Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj               7.500   12/01/29        4,491,855
                                                                                           --------------
                                                                                              258,716,385
                                                                                           --------------
           UTAH 0.4%
   2,395   Eagle Mountain, UT Spl Assmt Spl Impt Dist No
           2000-1                                                       8.250   02/01/21        2,397,156
     500   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (e)     7.600/3.040   09/01/06          155,000
   1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (e)     7.800/3.120   09/01/15          310,000
   9,510   Mountain Regl Wtr Spl Svc Dist Utah Spl Impt
           Dist No 2002-1                                               7.000   12/01/18        9,739,286
   4,285   South Jordan, UT Spl Assmt Spl Impt Dist No 99-1             6.875   11/01/17        4,301,454
   2,390   Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj Ser A             6.875   07/01/27        2,437,633
                                                                                           --------------
                                                                                               19,340,529
                                                                                           --------------
           VERMONT 0.5%

   1,155   Vermont Econ Dev Auth Rev Mtg Wake Robin Corp
           Proj Ser B (Prerefunded @ 03/01/09)                          6.750   03/01/24        1,252,367
   3,720   Vermont Econ Dev Auth Rev Mtg Wake Robin Corp
           Proj Ser B (Prerefunded @ 03/01/09)                          6.750   03/01/29        4,033,596
   1,290   Vermont Ed & Hlth Bldg Fin Agy Rev Developmental
           & Mental Hlth Ser A                                          6.375   06/15/22        1,371,399
   2,170   Vermont Ed & Hlth Bldg Fin Agy Rev Developmental
           & Mental Hlth Ser A                                          6.500   06/15/32        2,292,518
   2,275   Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare Fac
           Copley Manor Proj                                            6.250   04/01/33        1,511,510
     475   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
           Dev Mental Hlth Ser A                                        6.000   12/15/09          496,299
   1,930   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
           Dev Mental Hlth Ser A                                        6.125   12/15/14        2,035,841
   1,325   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
           Dev Mental Hlth Ser A                                        6.250   12/15/19        1,399,081
   1,670   Vermont Ed & Hlth Bldg Fin Bennington College
           Proj                                                         6.500   10/01/14        1,721,202
   4,130   Vermont Ed & Hlth Bldg Fin Bennington College
           Proj                                                         6.625   10/01/29        4,259,269
                                                                                           --------------
                                                                                               20,373,082
                                                                                           --------------
           VIRGINIA 3.4%
   2,500   Albemarle Cnty, VA Indl Dev Auto Residential
           Care Fac Ser A                                               6.200   01/01/31        2,620,250
   2,955   Alexandria, VA Indl Dev Auth Rev Saint Coletta
           Sch Proj (a)                                                 7.750   10/15/26        3,027,693
     210   Alexandria, VA Indl Dev Auth Rev Saint Coletta
           Sch Proj (a)                                                 7.750   10/15/26          215,166
   2,000   Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging
           Proj Rfdg (AMT)                                              6.300   12/01/25        2,068,100
   1,900   Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging
           Proj Ser A Rfdg (AMT)                                        6.550   12/01/25        1,978,679
   1,284   Bell Creek Cmnty Dev Auth VA Spl Assmt Ser A                 6.750   03/01/22        1,317,268
   3,845   Bell Creek Cmnty Dev Auth VA Spl Assmt Ser B (a)             7.000   03/01/32        4,240,112
  10,000   Broad Str Cmnty Dev Auth VA                                  7.500   06/01/33       11,093,800
   1,463   Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev
           Celebrate VA North Proj Ser B                                6.600   03/01/25        1,570,209
   8,000   Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev
           Celebrate VA North Proj Ser B                                6.750   03/01/34        8,546,160
   5,000   Celebrate, VA South Cmnty Dev Celebrate VA South
           Proj                                                         6.250   03/01/37        5,157,050
   4,000   Chesterfield Cnty, VA Indl Dev Elec & Pwr Ser A              5.875   06/01/17        4,332,160
   2,475   Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj          6.250   03/01/26        2,587,316
   2,540   Fairfax Cnty, VA Redev & Hsg Auth Multi-Family
           Hsg Rev                                                      7.600   10/01/36        2,651,455
   2,445   Hampton, VA Redev & Hsg Auth Rev First Mtg Olde
           Hampton Ser A Rfdg                                           6.500   07/01/16        2,383,166
   3,000   Henrico Cnty, VA Econ Dev Auth Residential Care
           Fac Rev Utd Methodist Ser A                                  6.700   06/01/27        3,202,140
   4,000   Henrico Cnty, VA Econ Dev Auth Residential Care
           Fac Rev Utd Methodist Ser A Rfdg                             6.500   06/01/22        4,281,840
   5,200   Isle Wight Cnty, VA Indl Dev Auth Environment
           Impt Rev Ser A (AMT)                                         5.700   11/01/27        5,448,820
   1,200   James City Cnty, VA Indl Dev Auth Residential
           Care Fac Rev First Mtg Williamsburg Ser A Rfdg               6.000   03/01/23        1,272,756
   3,000   James City Cnty, VA Indl Dev Auth Residential
           Care Fac Rev First Mtg Williamsburg Ser A Rfdg               6.125   03/01/32        3,157,980
     500   Norfolk, VA Redev & Hsg Auth First Mtg
           Retirement Cmnty Ser A                                       6.000   01/01/25          519,765
   1,950   Norfolk, VA Redev & Hsg Auth First Mtg
           Retirement Cmnty Ser A                                       6.125   01/01/35        2,020,785
  10,500   Peninsula Port Auth VA Residential Care Fac Rev
           VA Baptist Homes Ser A (Prerefunded @ 12/01/13)              7.375   12/01/32       12,849,480
   5,525   Richmond, VA Redev & Hsg Auth Multi-Family Rev
           Ser A Rfdg (a)                                               8.750   12/15/21        5,543,454
   7,000   Roanoke Cnty, VA Indl Dev Auth Glebe Inc Ser A               6.300   07/01/35        7,085,400
   3,500   Tobacco Settlement Fin Corp Rites PA Ser 1341
           (Inverse Floating Rate) (Acquired on 12/07/05,
           Cost $3,513,860) (b)                                         6.377   06/01/37        3,825,605
   4,000   Virginia Gateway Cmnty Dev Prince William Cnty               6.375   03/01/30        4,360,080
     470   Virginia Small Business Fin Indl Dev SIL Clean
           Wtr Proj (AMT)                                               7.250   11/01/09          487,963
   1,700   Virginia Small Business Fin Indl Dev SIL Clean
           Wtr Proj (AMT)                                               7.250   11/01/24        1,767,269
  43,225   Virginia St Hsg Auth Dev Auth Comnwlth Mtg Sub
           Ser D 1 (AMT) (c)                                            4.900   01/01/33       43,632,612
                                                                                           --------------
                                                                                              153,244,533
                                                                                           --------------
           WASHINGTON 1.7%
   2,000   Kennewick, WA Pub Hosp Dist Impt & Rfdg                      6.300   01/01/25        2,064,520
     600   King Cnty, WA Pub Hosp Dist No 004 Snoqualmie
           Vly Hosp                                                     7.000   12/01/11          633,258
     400   King Cnty, WA Pub Hosp Dist No 004 Snoqualmie
           Vly Hosp                                                     7.250   12/01/15          424,608
   3,700   Port Seattle, WA Rev Drivers Ser 1462 (Inverse
           Floating Rate) (Acquired 08/25/06, Cost
           $4,508,359) (XLCA Insd) (a) (b)                              8.827   02/01/14        4,391,086

   2,000   Skagit Cnty, WA Pub Hosp Dist Rfdg                           6.000   12/01/18        2,163,760
   1,000   Skagit Cnty, WA Pub Hosp Dist Rfdg                           6.000   12/01/23        1,082,520
   2,400   Tobacco Settlement Auth WA Tob Settlement Rev                6.500   06/01/26        2,625,408
   8,315   Tobacco Settlement Auth WA Tob Settlement Rev                6.625   06/01/32        9,155,148
  10,975   Washington St Drivers Ser 509 (Inverse Floating
           Rate) (Acquired 09/08/04, Cost $11,324,672)
           (MBIA Insd) (a) (b)                                          6.260   07/01/12       12,012,796
   8,670   Washington St Drivers Ser 593 (Inverse Floating
           Rate) (Acquired 11/10/04, Cost $9,025,272) (FSA
           Insd) (a) (b)                                                6.260   07/01/12        9,463,218
  25,925   Washintgon St Rols RR II R 614 (Inverse Floating
           Rate) (Acquired 08/11/06, Cost $30,869,382) (FSA
           & AMBAC Insd) (a) (b)                                        9.285   01/01/30       31,503,801
                                                                                           --------------
                                                                                               75,520,123
                                                                                           --------------
           WEST VIRGINIA 0.0%
   1,250   Randolph Cnty, WV Bldg Commn Rev Crossover
           Elkins Regl Proj Rfdg                                        6.125   07/01/23        1,252,613
                                                                                           --------------
           WISCONSIN 2.4%
   6,405   Badger Tob Asset Securitization Corp WI                      6.375   06/01/32        6,906,063
   4,180   Baldwin, WI Hosp Rev Mtg Ser A                               6.375   12/01/28        4,203,115
   3,750   Hudson, WI Fac Hlthcare Rev Christian Cmnty Home
           Inc Proj                                                     6.500   04/01/33        3,816,038
   2,500   Milwaukee, WI Rev Sub Air Cargo (AMT)                        7.500   01/01/25        2,743,225
   2,500   Waukesha, WI Redev Auth Hsg Rev Sr Kirkland
           Crossings Proj Rfdg                                          5.600   07/01/41        2,540,475
   6,000   Wisconsin St Hlth & Ed Fac Auth Rev Aurora
           Hlthcare                                                     6.400   04/15/33        6,659,640
   8,725   Wisconsin St Hlth & Ed Fac Auth Rev Aurora
           Hlthcare Inc Ser A                                           5.600   02/15/29        9,049,134
   4,750   Wisconsin St Hlth & Ed Fac Auth Rev Clement
           Manor Rfdg (a)                                               5.750   08/15/24        4,791,563
     330   Wisconsin St Hlth & Ed Fac Auth Rev Froedert &
           Cmnty                                                        5.375   10/01/30          352,272
   3,420   Wisconsin St Hlth & Ed Fac Auth Rev Froedert &
           Cmnty (Prefefunded @ 10/01/11)                               5.375   10/01/30        3,707,383
   2,000   Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem
           Hosp Assn (ACA Insd)                                         7.875   11/01/22        2,045,060
   5,000   Wisconsin St Hlth & Ed Fac Auth Rev Milwaukee
           Catholic Home Inc Proj                                       7.500   07/01/26        5,104,900
   2,750   Wisconsin St Hlth & Ed Fac Auth Rev New Castle
           Pl Proj Ser A                                                7.000   12/01/31        2,856,453
   2,000   Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg
           Proj Ser A                                                   7.000   08/15/19        2,144,300
   1,250   Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg
           Proj Ser A                                                   7.625   08/15/30        1,362,088
   1,115   Wisconsin St Hlth & Ed Fac Auth Rev Spl Term
           Middleton Glen Inc Proj (a)                                  5.750   10/01/18        1,125,414
   2,485   Wisconsin St Hlth & Ed Fac Auth Rev Spl Term
           Middleton Glen Inc Proj                                      5.750   10/01/28        2,492,008
     360   Wisconsin St Hlth & Ed Fac Auth Rev Spl Term
           Middleton Glen Inc Proj                                      5.900   10/01/28          362,959
   1,200   Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem
           Hosp Inc Proj                                                6.500   07/01/23        1,263,984
   1,000   Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem
           Hosp Inc Proj                                                6.625   07/01/28        1,051,940
   2,800   Wisconsin St Hlth & Ed Fac Auth Rev Wheaton
           Franciscan Svcs Ser A                                        5.125   08/15/33        2,874,032
   2,000   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp
           Inc Ser A                                                    6.500   08/15/24        2,170,280
   2,000   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp
           Inc Ser A                                                    6.500   08/15/26        2,154,080
   1,000   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp
           Inc Ser A                                                    6.750   08/15/34        1,086,410
     250   Wisconsin St Hlth & Ed Fac Blood Ctr
           Southeastern Proj                                            5.500   06/01/24          265,430
     750   Wisconsin St Hlth & Ed Fac Blood Ctr
           Southeastern Proj                                            5.750   06/01/34          810,765
   1,175   Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc
           Proj                                                         7.125   01/15/22        1,255,570
   2,355   Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc
           Proj                                                         7.250   01/15/33        2,511,419
   2,380   Wisconsin St Hlth & Ed Fac Divine Savior
           Hlthcare Ser C (Prerefunded @ 05/01/12)                      7.500   05/01/32        2,791,193
   3,500   Wisconsin St Hlth & Ed Fac Drivers Ser 399
           (Inverse Floating Rate) (Acquired 03/02/04, Cost
           $4,071,565) (MBIA Insd) (a) (b)                              8.070   02/15/11        4,012,995
   1,800   Wisconsin St Hlth & Ed Fac East Castle Pl Inc Proj           6.125   12/01/34        1,841,058
   3,000   Wisconsin St Hlth & Ed Fac Hlthcare Dev Inc Proj
           (Prerefunded @ 11/15/09)                                     6.250   11/15/28        3,257,130
   2,250   Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr A              6.250   04/01/34        2,303,393
   4,000   Wisconsin St Hlth & Ed Fac Synergy Hlth Inc                  6.000   11/15/23        4,374,200
   5,800   Wisconsin St Hlth & Ed Fac Synergy Hlth Inc                  6.000   11/15/32        6,299,380
   2,750   Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for
           the Aging                                                    5.700   03/01/28        2,761,138
                                                                                           --------------
                                                                                              105,346,487
                                                                                           --------------

           WYOMING 0.1%
   2,100   Teton Cnty, WY Hosp Dist Hosp Rst Johns Med Ctr              6.750   12/01/22        2,244,102
                                                                                           --------------
           PUERTO RICO 0.6%
   7,000   Puerto Rico Comwlth Hwy & Trans Rev Trans Ser K              5.000   07/01/45        7,135,730
  13,100   Puerto Rico Comwlth Infrastructure Fin Auth Spl
           Ser B                                                        5.000   07/01/41       13,354,009
   5,000   Puerto Rico Indl Tourist Ed & Trans Mem
           Mennonite Gen Hosp Proj Ser A                                6.500   07/01/26        5,004,550
                                                                                           --------------
                                                                                               25,494,289
                                                                                           --------------
TOTAL MUNICIPAL BONDS 100.2%
   (Cost $4,197,313,819)                                                                    4,456,577,229

                                                                                NUMBER
                                                                                  OF
DESCRIPTION                                                                     SHARES          VALUE
-----------                                                                     ------     --------------
EQUITY 0.0%
GMT Holdings, LLC (j)                                                            5,990                  0
                                                                                           --------------
SHORT-TERM INVESTMENTS 0.9%
   (Cost $40,400,000)                                                                          40,400,000
                                                                                           --------------
TOTAL INVESTMENTS 101.1%
   (Cost $4,237,713,819)                                                                    4,496,977,229
LIABILITIES IN EXCESS OF OTHER ASSETS (1.1%)                                                  (48,889,662)
                                                                                           --------------
NET ASSETS 100.0%                                                                          $4,448,087,567
                                                                                           ==============

     Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 15.9% of net assets.

(c)  Securities purchased on a when-issued or delayed delivery basis.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e) Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(f)  Non-income producing security.

(g) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(h) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(i)  This borrower has filed for protection in federal bankruptcy court.

(j) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

ACA      - American Capital Access

AMBAC    - AMBAC Indemnity Corp.

AMT      - Alternative Minimum Tax

CA MTG   - California Mortgage Insurance

FGIC     - Financial Guaranty Insurance Co.

FHA      - Federal Housing Administration

FSA      - Financial Security Assurance Inc.

GNMA     - Government National Mortgage Association

GTY AGMT - Guarantee Agreement

LOC      - Letter of Credit

MBIA     - Municipal Bond Investors Assurance Corp.

XLCA     - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF AUGUST 31, 2006

                                                                        UNREALIZED
                                                                      APPRECIATION/
                                                          CONTRACTS    DEPRECIATION
                                                          ---------   -------------
SHORT CONTRACTS:
   U.S. Treasury Notes 10-Year Futures September 2006
      (Current Notional Value of $107,422 per contract)       500      $  (580,125)
   U.S. Treasury Bond Futures September 2006
      (Current Notional Value of $110,688 per contract)     2,250       (6,177,750)
   U.S. Treasury Bond Futures December 2006
      (Current Notional Value of $111,063 per contract)     1,750       (1,842,313)
                                                            -----      -----------
                                                            4,500      $(8,600,188)
                                                            =====      ===========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax-Exempt Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 19, 2006

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: October 19, 2006